                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-08671

                 EATON VANCE ADVISERS SENIOR FLOATING RATE FUND
                 ----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

    THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                  NOVEMBER 30
                                  -----------
                            Date of Fiscal Year End

                               NOVEMBER 30, 2005
                               -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS.

       [logo]
   EATON VANCE(R)
===================
Managed Investments

                                                              [graphic omitted]

Annual Report November 30, 2005

[graphic omitted]

                                  EATON VANCE
                                    ADVISERS
                                    SENIOR
                                 FLOATING-RATE
                                      FUND

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

     For more information about Eaton Vance's Privacy Policy, please call
                                1-800-262-1122.

                           =========================

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           =========================

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           =========================

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund
-------------------------------------------------------------------------------
  Performance for the year ended November 30, 2005

o The Fund distributed $0.397 in income dividends during the year ended November 30, 2005. Based on a $9.38 net asset value on November 30, 2005, the Fund had a distribution rate of 4.88%.(1) The Fund's SEC 30-day yield at November 30 was 5.02%.(2)

o The Fund had a total return of 4.20% during the year ended November 30, 2005. That return was the result of a decrease in net asset value per share to $9.38 on November 30, 2005 from $9.39 on November 30, 2004 and the reinvestment of all dividends.

Investment Environment
-------------------------------------------------------------------------------
o Loan market fundamentals remained strong during the fiscal year. Despite historically low credit spreads, default rates remained below historical averages. Technical factors, meanwhile, have also been favorable. Demand outstripped supply for much of the period; however, in recent months, increasing supply has brought demand/supply into better balance.

o The Federal Reserve continued to push short-term interest rates higher, raising its Federal Funds rate - a short-term interest rate benchmark - by 25 basis points (0.25%) on eight occasions during the year ended November 30, 2005. With their interest rate reset provisions, floating-rate loans have historically generated higher income returns in response to increases in the short-term interest rate level.

The Portfolio's Investments

o The Portfolio's investments included 456 borrowers at November 30, 2005, with an average loan size of just 0.20% of total investments, and no industry constituting more than 8.0% of total investments. Building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), leisure goods/activities/movies, health care, publishing and chemicals/plastics were the largest industry weightings.*

o The loan market performed well, as short-term interest rates rose throughout the fiscal year. The London- Interbank Offered Rate (LIBOR) - the benchmark over which loan interest rates are typically set - kept pace with the Federal Reserve's rate hikes; and, yield spreads narrowed to just below their historical range.

o In the wake of Hurricanes Katrina and Rita, management identified several companies that were directly impacted by the storms. While these loans suffered very little price impact, management nonetheless selectively reduced exposure to the hardest-hit companies, generally at prices above par. The hurricanes had little initial overall impact on the Portfolio.

o The Portfolio expanded its investment universe to include European loans during the fiscal year, a move that, in management's view, has helped the Portfolio diversify further. Management employed a hedging strategy to hedge the currency risk.

o For the year ended November 30, 2005, the Fund's total return of 4.20% underperformed the 4.94% total return of the S&P/LSTA Leveraged Loan Index - an unmanaged index of U.S. dollar-denominated leveraged loans.(3)

* Holdings and industry weightings are subject to change due to active management.

-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

(1) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(2) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(3) It is not possible to invest directly in an Index. The Index's total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.
-------------------------------------------------------------------------------

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of the Fund with that of the S&P/LSTA Leveraged Loan Index, an unmanaged loan market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in the Fund and in the S&P/LSTA Leveraged Loan Index. The table includes the total return of the Fund at net asset value and public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or the repurchase of Fund shares.

Performance(1) As of 11/30/05

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------
One year                                                  4.20%
Five years                                                3.87
Life of Fund (3/20/98)                                    4.53

SEC Average Annual Total Returns
--------------------------------------------------------------
One year                                                  4.20%
Five years                                                3.87
Life of Fund (3/20/98)                                    4.53

--------------------------------------------------------------

(1) The Fund has no sales charge.

Fund Allocations(2)
-----------------------------------------------------
Senior Floating-rate Interests                  94.8%
Short-Term Instruments                           3.5
Corporate Bonds & Notes                          1.1%
Other                                            0.6%

(2) Reflects the Fund's investments in Senior Debt Portfolio as of November 30, 2005. Allocations are shown as a percentage of the Portfolio's total investments. Fund Allocations may not be representative of current or future investments and are subject to change due to active management.

March 31, 1998 - November 30, 2005

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Advisers Senior Floating-Rate Fund vs. the S&P/LSTA Leveraged Loan Index*

                           Eaton Vance
                            Advisers
                             Senior                      S&P/LSTA
                          Floating-Rate                Leveraged Loan
      Date                    Fund                        Index
 3/31/1998                    10,000                     10,000
 4/30/1998                    10,081                     10,072
 5/31/1998                    10,139                     10,135
 6/30/1998                    10,198                     10,185
 7/31/1998                    10,268                     10,195
 8/31/1998                    10,329                     10,157
 9/30/1998                    10,378                     10,081
10/31/1998                    10,437                     10,151
11/30/1998                    10,493                     10,251
12/31/1998                    10,541                     10,302
 1/31/1999                    10,600                     10,338
 2/28/1999                    10,641                     10,322
 3/31/1999                    10,699                     10,252
 4/30/1999                    10,756                     10,309
 5/31/1999                    10,814                     10,434
 6/30/1999                    10,861                     10,535
 7/31/1999                    10,922                     10,593
 8/31/1999                    10,985                     10,594
 9/30/1999                    11,036                     10,514
10/31/1999                    11,089                     10,521
11/30/1999                    11,132                     10,603
12/31/1999                    11,167                     10,678
 1/31/2000                    11,237                     10,762
 2/29/2000                    11,303                     10,815
 3/31/2000                    11,341                     10,762
 4/30/2000                    11,400                     10,794
 5/31/2000                    11,474                     10,886
 6/30/2000                    11,537                     10,963
 7/31/2000                    11,570                     11,045
 8/31/2000                    11,591                     11,087
 9/30/2000                    11,644                     11,113
10/31/2000                    11,641                     11,107
11/30/2000                    11,634                     11,153
12/31/2000                    11,607                     11,203
 1/31/2001                    11,687                     11,340
 2/28/2001                    11,757                     11,453
 3/31/2001                    11,783                     11,445
 4/30/2001                    11,787                     11,422
 5/31/2001                    11,877                     11,568
 6/30/2001                    11,860                     11,571
 7/31/2001                    11,920                     11,669
 8/31/2001                    11,977                     11,749
 9/30/2001                    11,889                     11,570
10/31/2001                    11,817                     11,441
11/30/2001                    11,864                     11,580
12/31/2001                    11,912                     11,675
 1/31/2002                    11,942                     11,735
 2/28/2002                    11,941                     11,708
 3/31/2002                    12,008                     11,843
 4/30/2002                    12,073                     11,972
 5/31/2002                    12,085                     11,993
 6/30/2002                    12,032                     11,876
 7/31/2002                    11,970                     11,763
 8/31/2002                    11,933                     11,728
 9/30/2002                    11,934                     11,739
10/31/2002                    11,842                     11,593
11/30/2002                    11,921                     11,760
12/31/2002                    11,987                     11,927
 1/31/2003                    12,066                     12,047
 2/28/2003                    12,098                     12,099
 3/31/2003                    12,120                     12,136
 4/30/2003                    12,250                     12,309
 5/31/2003                    12,352                     12,423
 6/30/2003                    12,482                     12,568
 7/31/2003                    12,558                     12,661
 8/31/2003                    12,590                     12,683
 9/30/2003                    12,663                     12,829
10/31/2003                    12,738                     12,925
11/30/2003                    12,811                     13,003
12/31/2003                    12,871                     13,094
 1/31/2004                    12,986                     13,200
 2/29/2004                    13,058                     13,239
 3/31/2004                    13,104                     13,296
 4/30/2004                    13,192                     13,356
 5/31/2004                    13,209                     13,366
 6/30/2004                    13,271                     13,461
 7/31/2004                    13,336                     13,497
 8/31/2004                    13,356                     13,525
 9/30/2004                    13,378                     13,581
10/31/2004                    13,432                     13,642
11/30/2004                    13,498                     13,714
12/31/2004                    13,539                     13,765
 1/31/2005                    13,582                     13,814
 2/28/2005                    13,634                     13,887
 3/31/2005                    13,694                     13,954
 4/30/2005                    13,697                     13,941
 5/31/2005                    13,703                     13,968
 6/30/2005                    13,766                     14,044
 7/31/2005                    13,846                     14,142
 8/31/2005                    13,929                     14,237
 9/30/2005                    13,981                     14,290
10/31/2005                    14,024                     14,327
11/30/2005                    14,065                     14,392

* Sources: Thomson Financial; Bloomberg, L.P.

It is not possible to invest directly in an Index. The Index's total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

Diversification by Industries(3)
-----------------------------------------------------
Building & Development                           7.7%
Leisure Goods/Activities/Movies                  5.5
Health Care                                      5.5
Publishing                                       5.4
Chemicals & Plastics                             5.3
Automotive                                       5.0
Radio & Television                               4.9
Cable & Satellite Television                     4.7
Lodging & Casinos                                4.3
Business Equip. & Services                       4.0
Oil & Gas                                        4.0
Telecommunications                               3.8
Containers & Glass Products                      3.6
Retailers (Except Food & Drug)                   3.2
Conglomerates                                    2.5
Electronics/Electrical                           2.3
Nonferrous Metals/Minerals                       2.3
Utilities                                        2.2
Food Service                                     2.1
Food Products                                    2.1
Food/Drug Retailers                              2.0
Financial Intermediaries                         1.9
Forest Products                                  1.5
Aerospace & Defense                              1.3
Beverage & Tobacco                               1.3
Home Furnishings                                 1.1
Ecological Services & Equip.                     1.1
Industrial Equipment                             0.9
Insurance                                        0.9
Cosmetics/Toiletries                             0.6
Equipment Leasing                                0.6
Drugs                                            0.6
Rail Industries                                  0.6
Air Transport                                    0.4
Surface Transport                                0.3
Clothing/Textiles                                0.3
Farming/Agriculture                              0.2

(3) Reflects the Fund's investments in Senior Debt Portfolio as of November 30, 2005. Industries are shown as a percentage of the Portfolio's total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of November 30, 2005

Assets
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $84,287,611)                                   $ 84,102,473
Receivable for Fund shares sold                                         108,721
-------------------------------------------------------------------------------
Total assets                                                       $ 84,211,194
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Dividends payable                                                  $    161,395
Payable to affiliate for service fees                                    36,969
Payable to affiliate for administration fee                              23,991
Payable to affiliate for Trustees' fees                                     622
Accrued expenses                                                         40,779
-------------------------------------------------------------------------------
Total liabilities                                                  $    263,756
-------------------------------------------------------------------------------
Net Assets                                                         $ 83,947,438
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $ 98,845,246
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                        (14,700,421)
Accumulated distributions in excess of net investment income            (12,249)
Net unrealized depreciation from Portfolio
  (computed on the basis of identified cost)                           (185,138)
-------------------------------------------------------------------------------
Total                                                              $ 83,947,438
-------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption
Price Per Share
-------------------------------------------------------------------------------
($83,947,438 / 8,948,289 shares of
  beneficial interest outstanding)                                 $       9.38
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

Statement of Operations

For the Year Ended November 30, 2005

Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                  $  5,366,244
Dividends allocated from Portfolio                                        1,303
Expenses allocated from Portfolio                                      (495,092)
-------------------------------------------------------------------------------
Net investment income from Portfolio                               $  4,872,455
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Administration fee                                                 $    341,291
Trustees' fees and expenses                                               2,922
Service fees                                                            243,779
Transfer and dividend disbursing agent fees                              63,548
Printing and postage                                                     62,616
Registration fees                                                        38,743
Custodian fee                                                            16,144
Legal and accounting services                                            15,537
Miscellaneous                                                             3,444
-------------------------------------------------------------------------------
Total expenses                                                     $    788,024
-------------------------------------------------------------------------------
Net investment income                                              $  4,084,431
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss)
  Investment transactions (identified cost basis)                  $      6,638
  Swap contracts                                                          7,195
  Foreign currency and forward foreign currency exchange
    contract transactions                                                90,670
-------------------------------------------------------------------------------
Net realized gain                                                  $    104,503
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (identified cost basis)                              $    (73,272)
  Swap contracts                                                         (5,214)
  Foreign currency and forward foreign currency exchange
    contracts                                                             3,123
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $    (75,363)
-------------------------------------------------------------------------------
Net realized and unrealized gain                                   $     29,140
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $  4,113,571
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

Statements of Changes in Net Assets

Increase (Decrease)                                 Year Ended             Year Ended
in Net Assets                                       November 30, 2005      November 30, 2004
--------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                     $  4,084,431           $  2,188,869
  Net realized gain from investment transactions,
    swap contracts and foreign currency and
    forward foreign currency exchange contract
    transactions                                                 104,503                204,288
  Net change in unrealized appreciation
    (depreciation) from investments, swap
    contracts and foreign currency and forward
    foreign currency exchange contracts                          (75,363)             1,051,889
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $  4,113,571           $  3,445,046
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                $ (4,099,034)          $ (2,212,199)
-----------------------------------------------------------------------------------------------
Total distributions to shareholders                         $ (4,099,034)          $ (2,212,199)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                              $ 27,271,592           $ 68,809,915
  Net asset value of shares issued to shareholders
    in payment of distributions declared                       2,049,438              1,201,187
  Cost of shares redeemed                                    (44,066,548)           (20,835,984)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
  share transactions                                        $(14,745,518)          $ 49,175,118
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                       $(14,730,981)          $ 50,407,965
-----------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                                        $ 98,678,419           $ 48,270,454
-----------------------------------------------------------------------------------------------
At end of year                                              $ 83,947,438           $ 98,678,419
-----------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income included in net assets
-----------------------------------------------------------------------------------------------
At end of year                                              $    (12,249)          $    (18,261)
-----------------------------------------------------------------------------------------------

                                See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

Financial Highlights

                                                                                 Period Ended
                                       Year Ended November 30,                   November 30,        Year Ended December 31,
                           ------------------------------------------------ ---------------------- ---------------------------
                            2005(1)              2004               2003          2002(1)(2)          2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value --
Beginning of year             $ 9.390            $ 9.190            $ 8.840          $ 9.170         $  9.510         $  9.900
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income         $ 0.393            $ 0.285            $ 0.301          $ 0.339         $  0.586         $  0.774
Net realized and
unrealized gain (loss)         (0.006)             0.202              0.348           (0.331)          (0.340)          (0.391)
-----------------------------------------------------------------------------------------------------------------------------
Total income from
operations                    $ 0.387            $ 0.487            $ 0.649          $ 0.008         $  0.246         $  0.383
-----------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.397)           $(0.287)           $(0.299)         $(0.338)        $ (0.586)        $ (0.773)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions           $(0.397)           $(0.287)           $(0.299)         $(0.338)        $ (0.586)        $ (0.773)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of
year                          $ 9.380            $ 9.390            $ 9.190          $ 8.840         $  9.170         $  9.510
-----------------------------------------------------------------------------------------------------------------------------
Total Return(3)                  4.20%              5.37%              7.46%            0.07%            2.63%            3.94%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data +
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
(000's omitted)               $83,947            $98,678            $48,270          $60,330         $108,075         $205,790

Ratios (As a percentage of average daily net assets):
  Net operating expenses(4)      1.32%              1.29%              1.28%            1.19%(5)         1.19%            1.19%
  Net operating expenses
    after custodian fee
    reduction(4)                 1.32%              1.29%              1.28%            1.19%(5)         1.19%            1.19%
  Interest expense(4)            0.00%(6)           0.00%(6)           0.01%            0.01%(5)         0.01%            0.01%
  Net investment income          4.19%              3.08%              3.38%            4.09%(5)         6.43%            7.91%
Portfolio Turnover of the
  Portfolio                        65%                87%                47%              42%              33%              47%
-----------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Operating expenses(4)                                                1.31%            1.25%(5)         1.25%            1.22%
  Operating expenses
    after custodian fee
    reduction(4)                                                       1.31%            1.25%(5)         1.25%            1.22%
  Interest expense(4)                                                  0.01%            0.01%(5)         0.01%            0.01%
  Net investment income                                                3.35%            4.03%(5)         6.37%            7.87%
  Net investment income per
    share                                                          $  0.298         $  0.334         $  0.581         $  0.771
-----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the eleven-month period ended November 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.
(6) Represents less than 0.01%.

                                                See notes to financial statements

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) was formed under a Declaration of Trust dated February 19, 1998. The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.8% at November 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At November 30, 2005, the Fund, for federal income tax purposes had a capital loss carryover of $14,373,249 which will expire on November 30, 2007 ($19,902), November 30, 2008 ($2,259,305),
  November 30, 2009 ($5,827,775), November 30, 2010 ($3,371,301), November 30,
  2011 ($2,883,266) and November 30, 2013 ($11,700). This amount will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade-date basis.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Indemnifications -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2 Distributions to Shareholders
  -----------------------------------------------------------------------------
  The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences are primarily related to foreign currency transactions and tax accounting for straddles.

  The tax character of the distributions declared for the years ended November 30, 2005 and November 30, 2004 were as follows:

                                            Year Ended November 30
                                      --------------------------------------
                                        2005                   2004
  --------------------------------------------------------------------------
  Distributions declared from:
  Ordinary income                     $4,099,034             $2,212,199

  During the year ended November 30, 2005, accumulated distributions in excess of net investment income was decreased by $20,615, accumulated net realized loss was increased by $89,742 and paid-in capital was increased by $69,127 due to differences between book and tax policies and capital loss carryovers. This change had no effect on net assets or net asset value per share.

  As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                              $149,146
    Capital loss carryforward                              $(14,373,249)
    Unrealized depreciation                                   $(512,310)
    Other temporary differences                               $(161,395)

  3 Shares of Beneficial Interest
  -----------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5% and up to 25% or more of its shares) at net asset value only once a quarter. It is a fundamental policy of the Fund (which may only be changed by shareholder vote) that the Fund will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of January, April, July and October and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made no later than 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline. During the year ended November 30, 2005, the Fund made four repurchase offers as follows:

                             Repurchase                        Amount
  Repurchase                Offer Amount                    Repurchased
  Request           ----------------------------   ---------------------------
  Deadline              Shares         Amount          Shares         Amount
  ----------------------------------------------------------------------------
  Jan. 24, 2005        9,996,522    $ 93,867,340       595,473     $ 5,591,488
  Apr. 5, 2005         9,948,575      93,417,121     1,638,694      15,420,325
  July 22, 2005        9,625,804      90,290,037       971,418       9,111,898
  Oct. 24, 2005        9,254,231      86,989,773     1,483,280      13,942,837
  ----------------------------------------------------------------------------
  Total               38,825,132    $364,564,271      4,688,865    $44,066,548
  ----------------------------------------------------------------------------

  All transactions in Trust shares were as follows:

                                              Year Ended November 30
                                           --------------------------------
                                              2005               2004
  ---------------------------------------------------------------------------
  Sales                                         2,905,241          7,361,537
  Issued to shareholders electing to
    receive payments of
    distributions in Fund shares                  218,348            128,521
  Redemptions                                  (4,688,865)        (2,229,884)
  ---------------------------------------------------------------------------
  Net increase (decrease)                      (1,565,276)         5,260,174
  ---------------------------------------------------------------------------

4 Transactions with Affiliates
  -----------------------------------------------------------------------------
  The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.35% of the average daily gross assets of the Portfolio attributable to the Fund. For the year ended November 30, 2005, the fee amounted to $341,291. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (see Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended November 30, 2005, EVM earned $4,764 in sub-transfer agent fees.

  Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
  -----------------------------------------------------------------------------
  The Fund pays service fees pursuant to a Service Plan (the Plan) designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. as if such rule were applicable. The Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, investment dealers or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the year ended November 30, 2005 in the amount of $243,779. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Investment Transaction
  -----------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the year ended November 30, 2005 aggregated $27,469,049 and $46,847,841, respectively.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance
Advisers Senior Floating-Rate Fund:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) as of November 30, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the period from January 1, 2002 to November 30, 2002 and for each of the years in the two-year period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2006

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

Senior Debt Portfolio as of November 30, 2005

PORTFOLIO OF INVESTMENTS
(Expressed in United States Dollars)

Senior, Floating Rate Interests -- 98.7%(1)

Principal
Amount               Borrower/Tranche Description                                 Value
-------------------------------------------------------------------------------------------------

Aerospace and  Defense -- 1.3%
-------------------------------------------------------------------------------------------------
               CACI International, Inc.
$   5,023,500  Term Loan, 5.23%, Maturing May 3, 2011                             $     5,081,059
               Delta Air Lines, Inc.
    4,225,000  Term Loan, 11.01%, Maturing March 16, 2008                               4,383,438
               Dresser Rand Group, Inc.
    2,693,494  Term Loan, 6.14%, Maturing October 29, 2011                              2,741,473
               DRS Technologies, Inc.
    4,060,165  Term Loan, 5.83%, Maturing November 4, 2010                              4,098,229
               Hexcel Corp.
    3,239,559  Term Loan, 5.93%, Maturing March 1, 2012                                 3,271,281
               K&F Industries, Inc.
    2,554,550  Term Loan, 6.45%, Maturing November 18, 2012                             2,584,885
               Mid-Western Aircraft Systems, Inc.
    3,231,900  Term Loan, 6.41%, Maturing December 31, 2011                             3,276,743
               Standard Aero Holdings, Inc.
    2,786,657  Term Loan, 6.28%, Maturing August 24, 2012                               2,776,207
               Transdigm, Inc.
    2,462,500  Term Loan, 6.58%, Maturing July 22, 2010                                 2,498,411
               Vought Aircraft Industries, Inc.
    1,000,000  Term Loan, 6.09%, Maturing December 22, 2010                             1,011,406
    3,281,671  Term Loan, 6.72%, Maturing December 22, 2011                             3,312,778
               Wam Aquisition, S.A.
    2,417,800  Term Loan, 6.77%, Maturing April 8, 2013                                 2,428,540
    2,417,800  Term Loan, 7.27%, Maturing April 8, 2014                                 2,438,030
               Wyle Laboratories, Inc.
    1,019,875  Term Loan, 7.02%, Maturing January 28, 2011                              1,034,536
-------------------------------------------------------------------------------------------------
                                                                                     $  40,937,01
-------------------------------------------------------------------------------------------------
Air Transport -- 0.4%
-------------------------------------------------------------------------------------------------
               United Airlines, Inc.
$   2,725,000  DIP Loan, 0.00%, Maturing March 31, 2006(2)                        $     2,739,478
    8,644,505  Term Loan, 8.62%, Maturing December 31, 2006                             8,743,554
-------------------------------------------------------------------------------------------------
                                                                                  $    11,483,032
-------------------------------------------------------------------------------------------------
Automotive -- 5.1%
-------------------------------------------------------------------------------------------------
               Accuride Corp.
$   8,537,820  Term Loan, 6.18%, Maturing January 31, 2012                        $     8,618,750
               Affina Group, Inc.
    2,122,252  Term Loan, 6.40%, Maturing November 30, 2011                             2,106,866
               Citation Corp.
    5,991,530  Term Loan, 9.97%, Maturing May 23, 2009                                  5,974,053
               Collins & Aikman Products Co.
    4,855,551  Term Loan, 10.50%, Maturing August 31, 2011                              4,668,268
               CSA Acquisition Corp.
    1,582,707  Term Loan, 6.06%, Maturing December 23, 2011                             1,586,861
    1,322,010  Term Loan, 6.06%, Maturing December 23, 2011                             1,325,480
               Dayco Products, LLC
    8,551,997  Term Loan, 7.12%, Maturing June 21, 2011                                 8,637,517
               Dura Operating Corp.
    1,933,000  Term Loan, 7.61%, Maturing May 3, 2011                                   1,940,249
               Exide Technologies, Inc.
    1,868,639  Term Loan, 9.38%, Maturing May 5, 2010                                   1,884,990
    1,868,639  Term Loan, 9.38%, Maturing May 5, 2010                                   1,882,654
               Federal-Mogul Corp.
    3,731,418  Term Loan, 6.47%, Maturing December 9, 2006                              3,491,984
    6,000,000  Term Loan, 6.72%, Maturing December 9, 2006                              5,627,502
   11,852,057  Revolving Loan, 7.60%, Maturing December 9, 2006(2)                     11,889,095
   15,351,062  Term Loan, 7.97%, Maturing December 9, 2006                             15,389,439
               Goodyear Tire & Rubber Co.
    7,500,000  Revolving Loan, 0.00%, Maturing April 30, 2010(2)                        7,456,253
    1,175,000  Term Loan, 3.50%, Maturing April 30, 2010                                1,184,651
   10,605,000  Term Loan, 7.06%, Maturing April 30, 2010                               10,669,075
               HLI Operating Co., Inc.
    6,655,106  Term Loan, 7.44%, Maturing June 3, 2009                                  6,602,817
      375,000  Term Loan, 9.73%, Maturing June 3, 2010                                    365,625
               Insurance Auto Auctions, Inc.
    1,285,000  Term Loan, 7.14%, Maturing May 19, 2012                                  1,301,866
               Key Automotive Group
    4,517,145  Term Loan, 7.20%, Maturing June 29, 2010                                 4,500,206
               Keystone Automotive Operations, Inc.
    1,910,000  Term Loan, 5.80%, Maturing October 30, 2009                              1,926,712
               Kwik Fit Group Ltd.
    1,250,000  Term Loan, 7.11%, Maturing August 31, 2013 GBP                           2,187,639
    1,250,000  Term Loan, 7.61%, Maturing August 31, 2014 GBP                           2,196,087
               Plastech Engineered Products, Inc.
      974,200  Term Loan, 8.77%, Maturing March 31, 2010                                  909,659
               R.J. Tower Corp.
    4,153,333  DIP Revolving Loan, 5.26%, Maturing February 2, 2007(2)                  4,142,950
               Safelite Glass Corp.
    1,285,439  Term Loan, 8.02%, Maturing September 30, 2007                            1,279,011
    3,103,504  Term Loan, 8.52%, Maturing September 13, 2006                            3,087,986
               Tenneco Automotive, Inc.
    3,600,741  Term Loan, 6.63%, Maturing December 12, 2009                             3,663,304
    2,383,463  Term Loan, 6.34%, Maturing December 12, 2010                             2,424,876
               TI Automotive, Ltd.
    6,478,470  Term Loan, 6.91%, Maturing June 30, 2011                                 6,413,685
               Trimas Corp.
   12,094,801  Term Loan, 8.02%, Maturing December 31, 2009                            12,220,792
               TRW Automotive, Inc.
    7,101,975  Term Loan, 5.25%, Maturing June 30, 2012                                 7,137,484
               United Components, Inc.
    2,110,191  Term Loan, 6.81%, Maturing June 30, 2010                                 2,138,548
-------------------------------------------------------------------------------------------------
                                                                                  $   156,832,934
-------------------------------------------------------------------------------------------------
Beverage and Tobacco -- 1.3%
-------------------------------------------------------------------------------------------------
               Alliance One International, Inc.
$   2,855,650  Term Loan, 7.52%, Maturing May 13, 2010                            $     2,834,233
               Constellation Brands, Inc.
   15,037,161  Term Loan, 5.66%, Maturing November 30, 2011                            15,139,609
               Culligan International Co.
    2,574,000  Term Loan, 6.64%, Maturing September 30, 2011                            2,610,198
               National Dairy Holdings, L.P.
    6,047,081  Term Loan, 6.22%, Maturing March 15, 2012                                6,081,096
               National Distribution Company
    2,750,000  Term Loan, 10.70%, Maturing June 22, 2010                                2,756,875
               Southern Wine & Spirits of America, Inc.
   10,183,424  Term Loan, 5.53%, Maturing May 31, 2012                                 10,294,810
               Sunny Delight Beverages Co.
      265,494  Term Loan, 8.46%, Maturing August 20, 2010                                 266,158
-------------------------------------------------------------------------------------------------
                                                                                  $    39,982,979
-------------------------------------------------------------------------------------------------
Building and Development -- 7.8%
-------------------------------------------------------------------------------------------------
               401 North Wabash Venture, LLC
$   5,500,000  Term Loan, 8.00%, Maturing May 7, 2008(2)                          $     5,555,000
               Biomed Realty, L.P.
   10,965,000  Term Loan, 6.34%, Maturing May 31, 2010                                 10,992,413
               Contech Construction Products, Inc.
    1,815,039  Term Loan, 6.20%, Maturing December 7, 2010                              1,843,777
               DMB/CHII, LLC
      431,836  Term Loan, 6.62%, Maturing March 3, 2007                                   432,915
               Empire Hawkeye Partners, L.P.
    6,800,000  Term Loan, 5.99%, Maturing December 1, 2009(2)                           6,808,500
               Formica Corp.
      595,676  Term Loan, 9.16%, Maturing June 10, 2010                                   598,655
      738,203  Term Loan, 9.17%, Maturing June 10, 2010                                   741,894
    1,443,481  Term Loan, 9.17%, Maturing June 10, 2010                                 1,450,699
    2,084,861  Term Loan, 9.17%, Maturing June 10, 2010                                 2,095,286
               FT-FIN Acquisition, LLC
    4,495,606  Term Loan, 8.56%, Maturing November 17, 2007                             4,506,845
               General Growth Properties, Inc.
      863,014  Term Loan, 5.87%, Maturing November 12, 2007                               865,747
   27,399,458  Term Loan, 6.22%, Maturing November 12, 2008                            27,598,104
               Hearthstone Housing Partners II, LLC
   13,750,000  Revolving Loan, 6.22%, Maturing December 1, 2007(2)                     13,715,625
               Hovstone Holdings, LLC
    4,410,000  Term Loan, 6.49%, Maturing February 28, 2009                             4,421,025
               Kyle Acquisition Group, LLC
    1,786,350  Term Loan, 6.06%, Maturing July 20, 2008                                 1,800,864
    1,653,950  Term Loan, 6.06%, Maturing July 20, 2010                                 1,667,388
               Landsource Communities, LLC
    9,721,000  Term Loan, 6.63%, Maturing March 31, 2010                                9,824,286
               Lion Gables Realty Limited
    5,881,987  Term Loan, 5.84%, Maturing September 30, 2006                            5,911,397
               LNR Property Corp.
    2,333,083  Term Loan, 7.09%, Maturing February 3, 2008                              2,347,665
   10,503,125  Term Loan, 7.24%, Maturing February 3, 2008                             10,568,770
               LNR Property Holdings Corp.
    3,390,000  Term Loan, 8.74%, Maturing February 3, 2008                              3,423,900
               MAAX Corp.
    3,189,036  Term Loan, 7.19%, Maturing June 4, 2011                                  3,173,091
               Mueller Group, Inc.
    8,725,000  Term Loan, 6.51%, Maturing October 3, 2012                               8,849,645
               NCI Building Systems, Inc.
    2,926,447  Term Loan, 5.85%, Maturing June 18, 2010                                 2,944,737
               Newkirk Master, L.P.
   11,220,404  Term Loan, 6.06%, Maturing August 11, 2008                              11,322,095
               Newkirk Tender Holdings, LLC
    1,454,035  Term Loan, 6.94%, Maturing May 25, 2006                                  1,457,670
    4,355,123  Term Loan, 8.72%, Maturing May 25, 2006                                  4,366,011
               Nortek, Inc.
    6,779,188  Term Loan, 5.91%, Maturing August 27, 2011                               6,851,216
               Panolam Industries Holdings, Inc.
    2,200,000  Term Loan, 6.77%, Maturing September 30, 2012                            2,233,000
               Ply Gem Industries, Inc.
    4,201,947  Term Loan, 6.16%, Maturing February 14, 2011                             4,222,957
      617,453  Term Loan, 6.16%, Maturing February 12, 2011                               620,541
    2,272,169  Term Loan, 6.64%, Maturing February 12, 2011                             2,283,530
               Shea Capital I, LLC
    2,100,000  Term Loan, 6.26%, Maturing October 27, 2011                              2,123,625
               Shea Mountain House, LLC
    1,500,000  Term Loan, 6.34%, Maturing May 11, 2010                                  1,515,000
               South Edge, LLC
    1,925,000  Term Loan, 5.31%, Maturing October 31, 2007                              1,932,219
    4,475,000  Term Loan, 5.56%, Maturing October 31, 2009                              4,510,429
               St. Marys Cement, Inc.
    2,606,094  Term Loan, 6.02%, Maturing December 4, 2009                              2,648,443
               Stile Acquisition Corp.
    6,744,096  Term Loan, 6.20%, Maturing April 6, 2013                                 6,704,056
               Stile U.S. Acquisition Corp.
    6,755,585  Term Loan, 6.20%, Maturing April 6, 2013                                 6,715,477
               Sugarloaf Mills, L.P.
    2,850,000  Term Loan, 5.92%, Maturing April 7, 2007                                 2,864,250
    5,400,000  Term Loan, 7.09%, Maturing April 7, 2007                                 5,400,000
               Sunstone Hotel Partnership, LLC
    5,000,000  Revolving Loan, 0.00%, Maturing October 26, 2007(2)                      4,950,000
    2,500,000  Term Loan, 6.47%, Maturing October 26, 2008                              2,500,000
               TE / Tousa Senior, LLC
    2,000,000  Revolving Loan, 8.75%, Maturing July 29, 2008(2)                         1,990,000
    3,750,000  Term Loan, 7.19%, Maturing August 1, 2008                                3,787,500
               The Woodlands Community Property Co.
    4,707,000  Term Loan, 6.34%, Maturing November 30, 2007                             4,742,303
    1,157,000  Term Loan, 8.34%, Maturing November 30, 2007                             1,174,355
               Tousa/Kolter, LLC
    7,410,000  Term Loan, 6.11%, Maturing January 7, 2008(2)(3)                         7,447,050
               Tower Financing, LLC
    7,450,000  Term Loan, 7.54%, Maturing July 9, 2008                                  7,459,313
               Trustreet Properties, Inc.
    3,150,000  Term Loan, 6.09%, Maturing April 8, 2010                                 3,181,500
-------------------------------------------------------------------------------------------------
                                                                                  $   237,140,768
-------------------------------------------------------------------------------------------------
Business Equipment and Services -- 4.2%
-------------------------------------------------------------------------------------------------
               Acco Brands Corp.
$   2,254,350  Term Loan, 5.89%, Maturing August 17, 2012                         $     2,281,589
               Affinion Group, Inc.
    7,662,558  Term Loan, 7.09%, Maturing October 17, 2012                              7,554,807
               Allied Security Holdings, LLC
    3,225,250  Term Loan, 7.78%, Maturing June 10, 2009                                 3,261,534
               Baker & Taylor, Inc.
    7,600,000  Revolving Loan, 5.07%, Maturing August 11, 2010(2)                       7,562,000
    3,100,000  Term Loan, 11.09%, Maturing May 6, 2011                                  3,138,750
               Buhrmann US, Inc.
    6,791,748  Term Loan, 6.11%, Maturing December 31, 2010                             6,893,624
               DynCorp International, LLC
    4,447,650  Term Loan, 6.75%, Maturing February 11, 2011                             4,466,183
               Global Imaging Systems, Inc.
    3,369,879  Term Loan, 5.43%, Maturing May 10, 2010                                  3,397,259
               Info USA, Inc.
    2,156,250  Term Loan, 6.78%, Maturing June 4, 2010                                  2,161,641
               Iron Mountain, Inc.
   16,434,000  Term Loan, 5.88%, Maturing April 2, 2011                                16,581,216
    9,632,778  Term Loan, 6.19%, Maturing April 2, 2011                                 9,721,582
               Language Line, Inc.
    8,418,069  Term Loan, 8.45%, Maturing June 11, 2011                                 8,472,787
               Mitchell International, Inc.
    2,525,000  Term Loan, 6.15%, Maturing August 15, 2011                               2,554,197
               Protection One, Inc.
    3,267,690  Term Loan, 7.60%, Maturing April 18, 2011                                3,300,367
               Sungard Data Systems, Inc.
   35,520,975  Term Loan, 6.81%, Maturing February 11, 2013                            35,805,534
               Transaction Network Services, Inc.
    2,924,117  Term Loan, 5.85%, Maturing May 4, 2012                                   2,949,703
               US Investigations Services, Inc.
    2,485,000  Term Loan, 6.57%, Maturing October 14, 2012                              2,519,169
               Western Inventory Services
      895,062  Term Loan, 6.97%, Maturing March 31, 2011                                  900,656
      785,142  Term Loan, 6.99%, Maturing March 31, 2011                                  790,049
               Williams Scotsman, Inc.
    2,570,000  Term Loan, 6.41%, Maturing June 27, 2010                                 2,602,929
-------------------------------------------------------------------------------------------------
                                                                                  $   126,915,576
-------------------------------------------------------------------------------------------------
Cable and Satellite Television -- 4.9%
-------------------------------------------------------------------------------------------------
               Adelphia Communications Corp.
$  12,299,809  DIP Loan, 6.31%, Maturing March 31, 2006                           $    12,361,308
               Atlantic Broadband Finance, LLC
    5,854,353  Term Loan, 6.52%, Maturing September 1, 2011                             5,949,486
               Bragg Communications, Inc.
    3,367,246  Term Loan, 6.24%, Maturing August 31, 2011                               3,415,651
               Bresnan Communications, LLC
    4,500,000  Term Loan, 7.72%, Maturing September 30, 2010                            4,563,986
               Canadian Cable Acquisition Co., Inc.
    4,692,600  Term Loan, 7.02%, Maturing August 1, 2011                                4,751,258
               Cebridge Connections, Inc.
    4,801,875  Term Loan, 7.04%, Maturing February 23, 2009                             4,819,882
               Charter Communications Operating, LLC
   38,081,444  Term Loan, 7.50%, Maturing April 7, 2011                                38,195,993
               Eno (Altice One)
      750,000  Term Loan, 4.86%, Maturing November 14, 2013                    EUR        891,065
      750,000  Term Loan, 5.36%, Maturing November 14, 2014                    EUR        891,065
               EWT Elektro & Nachrichtentech
    1,500,000  Term Loan, 5.19%, Maturing November 30, 2012                    EUR      1,770,636
               Iesy Hessen GmbH and Co., KG
    2,800,000  Term Loan, 5.21%, Maturing February 14, 2013                    EUR      3,311,633
    4,200,000  Term Loan, 5.71%, Maturing February 14, 2014                    EUR      4,991,435
               Insight Midwest Holdings, LLC
   16,456,875  Term Loan, 6.06%, Maturing December 31, 2009                            16,691,385
               MCC Iowa, LLC
    1,975,075  Term Loan, 6.11%, Maturing February 3, 2014                              2,004,239
               Mediacom Illinois, LLC
    8,000,000  Term Loan, 5.67%, Maturing September 30, 2012                            8,000,712
    6,054,250  Term Loan, 6.38%, Maturing March 31, 2013                                6,142,224
               NTL, Inc.
    7,950,000  Term Loan, 7.14%, Maturing April 13, 2012                                7,990,410
               San Juan Cable, LLC
    1,000,000  Term Loan, 6.07%, Maturing October 31, 2012                              1,011,667
               UGS Corp.
   11,411,052  Term Loan, 6.22%, Maturing March 31, 2012                               11,553,691
               UPC Broadband Holdings B.V.
    3,300,000  Term Loan, 4.60%, Maturing April 1, 2010                        EUR      3,870,475
    5,580,000  Term Loan, 6.80%, Maturing September 30, 2012                            5,631,816
-------------------------------------------------------------------------------------------------
                                                                                   $  148,810,017
-------------------------------------------------------------------------------------------------
Chemicals and Plastics -- 5.5%
-------------------------------------------------------------------------------------------------
               Basell Af S.A.R.L.
$     916,667  Term Loan, 6.91%, Maturing August 1, 2013                          $       932,851
      183,333  Term Loan, 6.91%, Maturing August 1, 2013                                  185,983
      916,667  Term Loan, 7.24%, Maturing August 1, 2014                                  932,851
      183,333  Term Loan, 7.24%, Maturing August 1, 2014                                  186,241
               Brenntag AG
    8,040,000  Term Loan, 6.81%, Maturing February 27, 2012                             8,065,463
               Celanese Holdings, LLC
   15,126,312  Term Loan, 6.06%, Maturing April 6, 2011                                15,262,448
               CII Carbon, LLC
    1,820,438  Term Loan, 6.19%, Maturing August 23, 2012                               1,826,126
               Gentek, Inc.
    2,544,998  Term Loan, 6.83%, Maturing February 28, 2011                             2,563,449
               Hercules, Inc.
    2,758,000  Term Loan, 5.86%, Maturing October 8, 2010                               2,792,475
               Hexion Specialty Chemicals, Inc.
      607,274  Term Loan, 5.88%, Maturing May 31, 2012                                    616,193
    3,493,127  Term Loan, 6.56%, Maturing May 31, 2012                                  3,544,434
    2,529,506  Term Loan, 6.88%, Maturing May 31, 2012                                  2,566,659
               Huntsman, LLC
    2,432,500  Term Loan, 4.19%, Maturing August 16, 2012                      EUR      2,882,135
   16,299,783  Term Loan, 5.89%, Maturing August 16, 2012                              16,386,384
               Innophos, Inc.
    1,739,143  Term Loan, 6.38%, Maturing August 13, 2010                               1,760,157
               Invista B.V.
   12,561,235  Term Loan, 6.31%, Maturing April 29, 2011                               12,773,206
    5,397,864  Term Loan, 6.31%, Maturing April 29, 2011                                5,488,953
               ISP Chemco, Inc.
    5,417,500  Term Loan, 6.13%, Maturing March 27, 2011                                5,485,219
               Kraton Polymer, LLC
    5,353,009  Term Loan, 6.44%, Maturing December 23, 2010                             5,426,613
               Mosaic Co.
    7,208,775  Term Loan, 5.54%, Maturing February 21, 2012                             7,294,379
               Nalco Co.
   17,812,429  Term Loan, 5.81%, Maturing November 4, 2010                             18,079,615
               PQ Corp.
    3,890,450  Term Loan, 6.08%, Maturing February 10, 2012                             3,920,846
               Professional Paint, Inc.
    1,486,750  Term Loan, 6.68%, Maturing September 30, 2011                            1,494,184
               Rockwood Specialties Group, Inc.
   14,263,325  Term Loan, 6.47%, Maturing December 10, 2012                            14,464,538
               Sigmakalon (BC) Holdco B.V.
       44,353  Term Loan, 4.88%, Maturing September 9, 2013                    EUR         52,453
      868,158  Term Loan, 4.88%, Maturing September 9, 2013                    EUR      1,026,713
    1,587,489  Term Loan, 4.88%, Maturing September 9, 2013                    EUR      1,877,419
      539,284  Term Loan, 5.38%, Maturing September 9, 2014                    EUR        640,159
      151,109  Term Loan, 5.38%, Maturing September 9, 2014                    EUR        179,374
      132,044  Term Loan, 5.38%, Maturing September 9, 2014                    EUR        156,744
    1,677,564  Term Loan, 5.38%, Maturing September 9, 2014                    EUR      1,991,361
               Solo Cup Co.
    9,472,484  Term Loan, 6.62%, Maturing February 27, 2011                             9,539,976
               TPG Spring Lux III S.A.R.L.
    1,328,114  Term Loan, 5.08%, Maturing June 28, 2013                        EUR      1,563,822
    1,328,114  Term Loan, 5.58%, Maturing June 28, 2014                        EUR      1,571,651
               TPG Spring UK, Ltd.
    3,218,030  Term Loan, 5.08%, Maturing June 28, 2013                        EUR      3,789,154
    3,218,030  Term Loan, 5.58%, Maturing June 28, 2013                        EUR      3,808,123
               Wavin Holdings B.V.
      900,000  Term Loan, 4.65%, Maturing September 9, 2013                    EUR      1,069,495
      900,000  Term Loan, 5.15%, Maturing September 9, 2014                    EUR      1,074,420
               Wellman, Inc.
    5,400,000  Term Loan, 8.25%, Maturing February 10, 2009                             5,514,750
-------------------------------------------------------------------------------------------------
                                                                                  $   168,787,016
-------------------------------------------------------------------------------------------------
Clothing/Textiles -- 0.3%
-------------------------------------------------------------------------------------------------
               Joan Fabrics Corp.
$     443,386  Term Loan, 8.28%, Maturing June 30, 2006                           $       360,251
               Propex Fabrics, Inc.
    3,161,813  Term Loan, 6.28%, Maturing December 1, 2011                              3,169,717
               St. John Knits International, Inc.
    2,553,401  Term Loan, 6.56%, Maturing March 23, 2012                                2,591,702
               The William Carter Co.
    3,042,188  Term Loan, 5.72%, Maturing July 14, 2012                                 3,081,167
-------------------------------------------------------------------------------------------------
                                                                                  $     9,202,837
-------------------------------------------------------------------------------------------------
Conglomerates -- 2.6%
-------------------------------------------------------------------------------------------------
               Amsted Industries, Inc.
$  11,095,118  Term Loan, 6.64%, Maturing October 15, 2010                        $    11,256,918
               Blount, Inc.
    3,086,753  Term Loan, 6.59%, Maturing August 9, 2010                                3,120,193
               Euramax Europe B.V.
    1,644,767  Term Loan, 4.88%, Maturing June 29, 2012                        EUR      1,940,310
               Euramax International, Inc.
    2,508,713  Term Loan, 6.38%, Maturing June 1, 2012                                  2,501,264
               Goodman Global Holdings, Inc.
    4,347,150  Term Loan, 6.38%, Maturing December 23, 2011                             4,415,074
               Jarden Corp.
    3,975,624  Term Loan, 5.97%, Maturing January 24, 2012                              3,992,520
   11,636,364  Term Loan, 6.02%, Maturing January 24, 2012                             11,730,909
               Johnson Diversey, Inc.
   10,182,446  Term Loan, 6.01%, Maturing November 3, 2009                             10,300,186
               Penn Engineering & Manufacturing Corp.
      749,345  Term Loan, 6.52%, Maturing May 25, 2011                                    758,712
               Platinum 100, Ltd.
      500,000  Term Loan, 7.37%, Maturing January 15, 2013                     GBP        871,830
      500,000  Term Loan, 7.87%, Maturing January 15, 2014                     GBP        874,676
               Polymer Group, Inc.
    2,000,000  Revolving Loan, 0.00%, Maturing November 22, 2010(2)                     1,950,000
    8,650,000  Term Loan, 6.42%, Maturing November 22, 2012                             8,741,906
               PP Acquisition Corp.
    6,651,689  Term Loan, 6.47%, Maturing November 12, 2011                             6,663,882
               Rexnord Corp.
    7,395,465  Term Loan, 6.15%, Maturing December 31, 2011                             7,490,992
               Walter Industries, Inc.
    1,825,000  Term Loan, 6.18%, Maturing October 3, 2012                               1,848,097
-------------------------------------------------------------------------------------------------
                                                                                  $    78,457,469
-------------------------------------------------------------------------------------------------
Containers and Glass Products -- 3.8%
-------------------------------------------------------------------------------------------------
               Berry Plastics Corp.
$  10,032,518  Term Loan, 5.86%, Maturing December 2, 2011                        $    10,160,011
               BWAY Corp.
    1,634,633  Term Loan, 6.56%, Maturing June 30, 2011                                 1,655,066
               Consolidated Container Holding, LLC
    3,851,250  Term Loan, 7.50%, Maturing December 15, 2008                             3,901,798
               Crown Americas, Inc.
    1,375,000  Term Loan, 5.57%, Maturing November 15, 2012                            $1,385,313
               Dr. Pepper/Seven Up Bottling Group, Inc.
    8,129,352  Term Loan, 6.18%, Maturing December 19, 2010                             8,256,373
               Graham Packaging Holdings Co.
   15,135,625  Term Loan, 6.56%, Maturing October 7, 2011                              15,354,380
               Graphic Packaging International, Inc.
    2,000,000  Revolving Loan, 0.00%, Maturing August 8, 2007(2)                        1,955,000
   24,381,741  Term Loan, 6.58%, Maturing August 8, 2010                               24,707,847
               Impress Metal Packaging Holdings, B.V.
    5,713,671  Term Loan, 6.91%, Maturing December 31, 2006                             5,742,240
               IPG (US), Inc.
    3,494,700  Term Loan, 6.12%, Maturing July 28, 2011                                 3,545,663
               Kranson Industries, Inc.
    2,310,750  Term Loan, 6.78%, Maturing July 30, 2011                                 2,339,634
               Owens-Illinois, Inc.
    5,000,000  Revolving Loan, 5.60%, Maturing April 1, 2007(2)                         4,993,750
    4,015,544  Term Loan, 5.87%, Maturing April 1, 2007                                 4,037,296
    2,168,179  Term Loan, 5.92%, Maturing April 1, 2008                                 2,184,440
    2,000,000  Term Loan, 6.12%, Maturing April 1, 2008                                 2,015,000
               Smurfit-Stone Container Corp.
    1,986,462  Term Loan, 2.10%, Maturing November 1, 2010                              2,010,673
    5,002,930  Term Loan, 5.96%, Maturing November 1, 2011                              5,063,906
   14,263,868  Term Loan, 6.20%, Maturing November 1, 2011                             14,437,716
               U.S. Can Corp.
    1,970,000  Term Loan, 7.65%, Maturing January 15, 2010                              1,984,775
-------------------------------------------------------------------------------------------------
                                                                                  $   115,730,881
-------------------------------------------------------------------------------------------------
Cosmetics/Toiletries -- 0.7%
-------------------------------------------------------------------------------------------------
               American Safety Razor Co.
 $  1,652,512  Term Loan, 7.15%, Maturing February 28, 2012                       $     1,677,300
               Church & Dwight Co., Inc.
    9,800,131  Term Loan, 5.94%, Maturing May 30, 2011                                  9,916,507
               Prestige Brands, Inc.
    6,429,600  Term Loan, 6.32%, Maturing April 7, 2011                                 6,499,252
               Revlon Consumer Products Corp.
    2,187,500  Term Loan, 10.10%, Maturing July 9, 2010                                 2,256,885
-------------------------------------------------------------------------------------------------
                                                                                  $    20,349,944
-------------------------------------------------------------------------------------------------
Drugs -- 0.6%
-------------------------------------------------------------------------------------------------
               Warner Chilcott Corp.
$   4,474,604  Term Loan, 6.77%, Maturing January 18, 2012                        $     4,477,002
    2,067,141  Term Loan, 6.77%, Maturing January 18, 2012                              2,068,249
   11,104,580  Term Loan, 6.89%, Maturing January 18, 2012                             11,110,532
-------------------------------------------------------------------------------------------------
                                                                                  $    17,655,783
-------------------------------------------------------------------------------------------------
Ecological Services and Equipment -- 1.1%
-------------------------------------------------------------------------------------------------
               Alderwoods Group, Inc.
$   1,870,725  Term Loan, 6.09%, Maturing September 29, 2009                      $     1,894,694
               Allied Waste Industries, Inc.
    4,914,912  Term Loan, 4.02%, Maturing January 15, 2012                              4,943,242
   13,006,825  Term Loan, 6.18%, Maturing January 15, 2012                             13,084,424
               Envirocare of Utah, LLC
    5,299,091  Term Loan, 6.95%, Maturing April 15, 2010                                5,374,163
               Environmental Systems, Inc.
    3,463,898  Term Loan, 7.69%, Maturing December 12, 2008                             3,529,931
      500,000  Term Loan, 14.21%, Maturing December 12, 2010                              510,000
               Sensus Metering Systems, Inc.
      551,243  Term Loan, 6.44%, Maturing December 17, 2010                               557,789
    3,533,247  Term Loan, 6.45%, Maturing December 17, 2010                             3,575,204
-------------------------------------------------------------------------------------------------
                                                                                  $    33,469,447
-------------------------------------------------------------------------------------------------
Electronics/Electrical -- 2.4%
-------------------------------------------------------------------------------------------------
               AMI Semiconductor, Inc.
$   4,303,384  Term Loan, 5.72%, Maturing April 1, 2012                           $     4,328,486
               Aspect Software, Inc.
    2,175,000  Term Loan, 6.56%, Maturing September 22, 2010                            2,187,234
               Communications & Power, Inc.
    3,000,000  Term Loan, 6.37%, Maturing July 23, 2010                                 3,045,000
               Enersys Capital, Inc.
    3,653,750  Term Loan, 6.05%, Maturing March 17, 2011                                3,688,004
               Fairchild Semiconductor Corp.
    9,006,441  Term Loan, 5.60%, Maturing December 31, 2010                             9,073,990
               Ganymed 347 VV GmbH
      329,460  Term Loan, 4.64%, Maturing April 30, 2013                       EUR        390,845
      670,540  Term Loan, 4.64%, Maturing April 30, 2013                       EUR        795,474
      329,460  Term Loan, 5.64%, Maturing April 30, 2014                       EUR        393,758
      670,540  Term Loan, 5.64%, Maturing April 30, 2014                       EUR        800,349
               Invensys International Holdings Limited
    5,858,217  Term Loan, 7.79%, Maturing September 4, 2009                             5,938,767
               Panavision, Inc.
    8,537,953  Term Loan, 10.39%, Maturing January 12, 2007                             8,724,721
               Rayovac Corp.
   16,954,800  Term Loan, 6.15%, Maturing February 7, 2012                             17,071,364
               Security Co., Inc.
    4,641,275  Term Loan, 7.31%, Maturing June 28, 2010                                 4,705,093
               Telcordia Technologies, Inc.
    7,094,350  Term Loan, 6.91%, Maturing September 15, 2012                            7,043,363
               United Online, Inc.
      886,667  Term Loan, 7.03%, Maturing December 13, 2008                               891,100
               Vertafore, Inc.
    2,115,215  Term Loan, 7.11%, Maturing December 21, 2010                             2,136,368
               Viasystems, Inc.
    3,225,625  Term Loan, 8.38%, Maturing September 30, 2009                            3,269,977
-------------------------------------------------------------------------------------------------
                                                                                  $    74,483,893
-------------------------------------------------------------------------------------------------
Equipment Leasing -- 0.6%
-------------------------------------------------------------------------------------------------
               Ashtead Group, PLC
$   2,267,100  Term Loan, 6.13%, Maturing November 12, 2009                       $     2,287,409
               Carey International, Inc.
    1,990,000  Term Loan, 8.25%, Maturing May 2, 2011                                   1,970,100
               Maxim Crane Works, L.P.
    3,095,099  Term Loan, 6.88%, Maturing January 28, 2010                              3,138,948
               United Rentals, Inc.
    1,726,985  Term Loan, 2.87%, Maturing February 14, 2011                             1,746,630
    9,429,187  Term Loan, 6.45%, Maturing February 14, 2011                             9,536,444
-------------------------------------------------------------------------------------------------
                                                                                  $    18,679,531
-------------------------------------------------------------------------------------------------
Farming/Agriculture -- 0.2%
-------------------------------------------------------------------------------------------------
               Central Garden & Pet Co.
$   5,924,838  Term Loan, 5.94%, Maturing May 19, 2009                            $     6,010,007
-------------------------------------------------------------------------------------------------
                                                                                  $     6,010,007
-------------------------------------------------------------------------------------------------
Financial Intermediaries -- 2.0%
-------------------------------------------------------------------------------------------------
               AIMCO Properties, L.P.
$     500,000  Term Loan, 6.03%, Maturing November 2, 2009                        $       507,032
   14,100,000  Term Loan, 6.23%, Maturing November 2, 2009                             14,315,913
               Blitz F04-506 GmbH
    1,000,000  Term Loan, 5.25%, Maturing June 30, 2014                        EUR      1,196,020
               Coinstar, Inc.
    1,906,083  Term Loan, 6.10%, Maturing July 7, 2011                                  1,940,631
               Corrections Corp. of America
    3,674,994  Term Loan, 5.84%, Maturing March 31, 2008                                3,725,525
               Fidelity National Information Solutions, Inc.
   22,459,625  Term Loan, 5.86%, Maturing March 9, 2013                                22,552,877
               The Macerich Partnership, L.P.
    4,771,062  Term Loan, 5.85%, Maturing April 25, 2006                                4,777,025
    7,300,000  Revolving Loan, 4.54%, Maturing July 30, 2007(2)                         7,300,000
    4,310,000  Term Loan, 7.50%, Maturing April 25, 2010                                4,339,631
-------------------------------------------------------------------------------------------------
                                                                                  $    60,654,654
-------------------------------------------------------------------------------------------------
Food Products -- 2.1%
-------------------------------------------------------------------------------------------------
               Acosta Sales Co., Inc.
$   5,435,268  Term Loan, 7.75%, Maturing August 13, 2010                         $     5,448,857
               American Seafoods Holdings, LLC
    2,025,000  Term Loan, 5.84%, Maturing September 30, 2012                            2,054,109
               Chiquita Brands, LLC
    2,413,950  Term Loan, 6.20%, Maturing June 28, 2012                                 2,433,563
               Del Monte Corp.
    3,134,250  Term Loan, 5.73%, Maturing February 8, 2012                              3,176,954
               Doane Pet Care Co.
    1,800,000  Term Loan, 6.49%, Maturing October 24, 2012                              1,824,750
               Dole Food Company, Inc.
    3,853,957  Term Loan, 5.73%, Maturing April 18, 2012                                3,891,294
               Herbalife International, Inc.
      915,750  Term Loan, 5.95%, Maturing December 21, 2010                               922,905
               Interstate Brands Corp.
    3,125,000  Term Loan, 8.29%, Maturing July 19, 2006                                 3,137,697
    5,250,000  Revolving Loan, 0.00%, Maturing September 22, 2006(2)                    5,250,000
    1,780,140  Term Loan, 8.26%, Maturing July 19, 2007                                 1,791,266
    4,532,404  Term Loan, 8.32%, Maturing July 19, 2007                                 4,550,533
               Michael Foods, Inc.
    3,928,691  Term Loan, 6.17%, Maturing November 21, 2010                             3,928,691
               Nash-Finch Co.
    3,870,000  Term Loan, 6.50%, Maturing November 12, 2010                             3,894,188
               Pinnacle Foods Holdings Corp.
    2,142,857  Revolving Loan, 0.00%, Maturing November 25, 2009(2)                     2,100,000
   12,503,056  Term Loan, 7.31%, Maturing November 25, 2010                            12,678,099
               Reddy Ice Group, Inc.
    6,975,000  Term Loan, 5.87%, Maturing August 12, 2012                               7,042,574
               The Meow Mix Company
    1,342,105  Term Loan, 7.09%, Maturing July 13, 2011                                 1,364,193
-------------------------------------------------------------------------------------------------
                                                                                  $    65,489,673
-------------------------------------------------------------------------------------------------
Food Service -- 2.2%
-------------------------------------------------------------------------------------------------
               AFC Enterprises, Inc.
$   1,755,600  Term Loan, 6.31%, Maturing May 11, 2011                            $     1,777,545
               Buffets, Inc.
      931,818  Term Loan, 6.78%, Maturing June 28, 2009                                   941,136
    6,507,403  Term Loan, 7.16%, Maturing June 28, 2009                                 6,572,477
               Burger King Corp.
    3,182,025  Term Loan, 5.83%, Maturing June 30, 2012                                 3,221,304
               Carrols Corp.
    1,901,498  Term Loan, 6.56%, Maturing December 31, 2010                             1,931,505
               CKE Restaurants, Inc.
    1,774,348  Term Loan, 6.19%, Maturing May 1, 2010                                   1,794,309
               Denny's, Inc.
    4,009,727  Term Loan, 7.30%, Maturing September 30, 2009                            4,081,569
               Domino's, Inc.
   20,360,993  Term Loan, 5.81%, Maturing June 25, 2010                                20,628,231
               Gate Gourmet Borrower, LLC
    6,416,805  Term Loan, 11.59%, Maturing December 31, 2008                            6,424,826
               Jack in the Box, Inc.
    7,614,373  Term Loan, 5.57%, Maturing January 8, 2011                               7,695,276
               Maine Beverage Co., LLC
    2,625,000  Term Loan, 5.77%, Maturing June 30, 2010                                 2,618,437
               Weight Watchers International, Inc.
    1,500,000  Revolving Loan, 6.08%, Maturing March 31, 2009(2)                        1,500,000
    4,080,915  Term Loan, 5.64%, Maturing March 31, 2010                                4,140,427
    2,970,000  Term Loan, 5.67%, Maturing March 31, 2010                                3,004,651
-------------------------------------------------------------------------------------------------
                                                                                  $    66,331,693
-------------------------------------------------------------------------------------------------
Food/Drug Retailers -- 2.1%
-------------------------------------------------------------------------------------------------
               Cumberland Farms, Inc.
$   1,600,881  Term Loan, 6.40%, Maturing September 8, 2008                       $     1,604,883
    8,823,722  Term Loan, 6.46%, Maturing September 8, 2008                             8,873,355
               General Nutrition Centers, Inc.
    2,748,648  Term Loan, 7.31%, Maturing December 5, 2009                              2,786,442
    2,000,000  Revolving Loan, 0.00%, Maturing December 5, 2009(2)                      1,961,250
               Giant Eagle, Inc.
    6,231,923  Term Loan, 5.77%, Maturing November 7, 2012                              6,265,033
               Roundy's Supermarkets, Inc.
   11,350,000  Term Loan, 7.11%, Maturing November 3, 2011                             11,314,531
               The Jean Coutu Group (PJC), Inc.
   13,035,318  Term Loan, 6.50%, Maturing July 30, 2011                                13,135,117
               The Pantry, Inc.
    4,487,055  Term Loan, 6.47%, Maturing March 12, 2011                                4,509,490
               Winn-Dixie Stores, Inc.
   13,000,000  DIP Revolving Loan, 6.06%, Maturing February 22, 2007(2)                12,967,500
-------------------------------------------------------------------------------------------------
                                                                                  $    63,417,601
-------------------------------------------------------------------------------------------------
Forest Products -- 1.6%
-------------------------------------------------------------------------------------------------
               Appleton Papers, Inc.
$   6,827,032  Term Loan, 6.58%, Maturing June 11, 2010                           $     6,900,634
               Boise Cascade Holdings, LLC
    9,473,806  Term Loan, 5.81%, Maturing October 28, 2011                              9,600,121
               Buckeye Technologies, Inc.
    2,958,210  Term Loan, 6.08%, Maturing March 15, 2008                                2,978,547
               Koch Cellulose, LLC
    1,760,202  Term Loan, 5.59%, Maturing May 7, 2011                                   1,770,837
    5,699,924  Term Loan, 5.77%, Maturing May 7, 2011                                   5,734,363
               NewPage Corp.
    5,000,000  Revolving Loan, 6.38%, Maturing May 2, 2010(2)                           4,950,000
    7,685,738  Term Loan, 7.13%, Maturing May 2, 2011                                   7,772,202
               RLC Industries Co.
    4,718,809  Term Loan, 5.52%, Maturing February 24, 2010                             4,742,404
               Xerium Technologies, Inc.
    3,291,750  Term Loan, 6.02%, Maturing May 18, 2012                                  3,320,553
-------------------------------------------------------------------------------------------------
                                                                                  $    47,769,661
-------------------------------------------------------------------------------------------------
Healthcare -- 5.7%
-------------------------------------------------------------------------------------------------
               Alliance Imaging, Inc.
$   7,185,836  Term Loan, 6.49%, Maturing December 29, 2011                       $     7,256,574
               AMN Healthcare, Inc.
    1,775,000  Term Loan, 6.23%, Maturing November 2, 2011                              1,790,531
               AMR HoldCo, Inc.
    2,788,925  Term Loan, 6.61%, Maturing February 10, 2012                             2,817,687
               Carl Zeiss Topco GMBH
    1,323,333  Term Loan, 6.95%, Maturing March 22, 2013                                1,331,604
    2,646,667  Term Loan, 7.45%, Maturing March 21, 2014                                2,666,517
               Colgate Medical, Ltd.
    1,198,864  Term Loan, 6.01%, Maturing December 30, 2008                             1,210,852
               Community Health Systems, Inc.
   33,562,387  Term Loan, 6.16%, Maturing August 19, 2011                              34,002,894
               Concentra Operating Corp.
    8,200,000  Term Loan, 6.05%, Maturing September 30, 2011                            8,311,044
               Conmed Corp.
    2,556,941  Term Loan, 6.44%, Maturing December 31, 2007                             2,591,032
               CRC Health Corp.
      997,500  Term Loan, 6.81%, Maturing May 10, 2011                                    999,994
               Davita Inc.
   24,842,647  Term Loan, 6.41%, Maturing October 5, 2012                              25,223,907
               Encore Medical IHC, Inc.
    4,669,024  Term Loan, 7.36%, Maturing October 4, 2010                               4,721,551
               Envision Worldwide, Inc.
    4,005,000  Term Loan, 9.01%, Maturing September 30, 2010                            4,025,025
               FHC Health Systems, Inc.
    1,276,786  Term Loan, 9.87%, Maturing December 18, 2009                             1,302,321
      893,750  Term Loan, 11.87%, Maturing December 18, 2009                              911,625
               Fisher Scientific International, Inc.
    1,975,000  Term Loan, 5.52%, Maturing August 2, 2011                                1,989,813
               Genoa Healthcare Group, LLC
    1,248,000  Term Loan, 7.24%, Maturing August 10, 2012                               1,257,751
               Healthcare Partners, LLC
    1,457,625  Term Loan, 5.82%, Maturing March 2, 2011                                 1,469,924
               Healthsouth Corp.
    4,489,997  Term Loan, 6.53%, Maturing June 14, 2007                                 4,515,954
    2,301,250  Term Loan, 3.55%, Maturing March 21, 2010                                2,314,554
               Iasis Healthcare, LLC
      493,750  Term Loan, 6.30%, Maturing June 22, 2011                                   500,950
               Kinetic Concepts, Inc.
    4,406,264  Term Loan, 5.78%, Maturing August 11, 2010                               4,453,080
               Leiner Health Products, Inc.
    3,209,375  Term Loan, 7.70%, Maturing May 27, 2011                                  3,235,451
               Lifecare Holdings, Inc.
    3,300,000  Term Loan, 6.34%, Maturing August 11, 2012                               3,152,533
               Lifepoint Hospitals, Inc.
   12,407,647  Term Loan, 6.19%, Maturing April 15, 2012                               12,495,853
               Magellan Health Services, Inc.
    1,749,249  Term Loan, 3.76%, Maturing August 15, 2008                               1,768,928
    2,383,352  Term Loan, 5.87%, Maturing August 15, 2008                               2,410,165
               Medcath Holdings Corp.
    1,534,106  Term Loan, 6.77%, Maturing June 30, 2011                                 1,545,133
               Moinlycke
      750,000  Term Loan, 4.72%, Maturing June 30, 2013                        EUR        895,142
      750,000  Term Loan, 5.22%, Maturing June 30, 2014                        EUR        899,146
               National Mentor, Inc.
    2,401,163  Term Loan, 6.80%, Maturing September 30, 2011                            2,432,678
               Renal Advantage, Inc.
    1,125,000  Term Loan, 6.61%, Maturing October 5, 2012                               1,138,008
               Select Medical Holding Corp.
    5,253,600  Term Loan, 6.12%, Maturing February 24, 2012                             5,262,358
               Sirona Dental Services GmbH
      840,000  Term Loan, 4.75%, Maturing June 30, 2013                        EUR      1,001,356
               Sirona Dental Systems GmbH
      160,000  Term Loan, 4.75%, Maturing June 30, 2013                        EUR        190,734
               Sunrise Medical Holdings, Inc.
    3,859,780  Term Loan, 7.39%, Maturing May 13, 2010                                  3,864,605
               Talecris Biotherapeutics, Inc.
    3,646,675  Term Loan, 7.62%, Maturing March 31, 2010                                3,628,442
               Vanguard Health Holding Co., LLC
    7,029,550  Term Loan, 6.21%, Maturing September 23, 2011                            7,121,813
               Ventiv Health, Inc.
    1,800,000  Term Loan, 5.58%, Maturing October 5, 2011                               1,812,375
               VWR International, Inc.
    5,049,784  Term Loan, 6.69%, Maturing April 7, 2011                                 5,122,374
-------------------------------------------------------------------------------------------------
                                                                                  $   173,642,278
-------------------------------------------------------------------------------------------------
Home Furnishings -- 1.2%
-------------------------------------------------------------------------------------------------
               Interline Brands, Inc.
$   3,398,234  Term Loan, 6.27%, Maturing December 31, 2010                       $     3,450,271
               Knoll, Inc.
    6,002,061  Term Loan, 6.09%, Maturing October 3, 2012                               6,085,837
               National Bedding Company, LLC
    1,910,212  Term Loan, 6.03%, Maturing August 31, 2011                               1,924,539
               Oreck Corp.
    1,394,463  Term Loan, 6.78%, Maturing February 2, 2012                              1,399,692
               Sanitec Ltd. Oy
    3,000,000  Term Loan, 4.89%, Maturing May 27, 2013                         EUR      3,427,307
    3,000,000  Term Loan, 5.39%, Maturing May 27, 2013                         EUR      3,448,231
               Sealy Mattress Co.
    7,263,716  Term Loan, 5.90%, Maturing April 6, 2012                                 7,352,246
               Simmons Co.
    8,119,091  Term Loan, 5.97%, Maturing December 19, 2011                             8,218,047
-------------------------------------------------------------------------------------------------
                                                                                  $    35,306,170
-------------------------------------------------------------------------------------------------
Industrial Equipment -- 1.0%
-------------------------------------------------------------------------------------------------
               Alliance Laundry Holdings, LLC
$   1,795,200  Term Loan, 6.34%, Maturing January 27, 2012                        $     1,822,128
               Colfax Corp.
    2,869,688  Term Loan, 6.31%, Maturing May 30, 2009                                  2,900,775
               Douglas Dynamics Holdings, Inc.
    1,985,000  Term Loan, 5.77%, Maturing December 16, 2010                             1,999,888
               Flowserve Corp.
    7,405,000  Term Loan, 5.91%, Maturing August 10, 2012                               7,509,137
               Gleason Corp.
    1,966,852  Term Loan, 6.70%, Maturing July 27, 2011                                 1,991,437
               GSCP Athena (Finnish) Holdings
    3,250,000  Term Loan, 4.75%, Maturing August 31, 2013                      EUR      3,850,926
    2,923,913  Term Loan, 5.25%, Maturing August 31, 2014                      EUR      3,506,611
               Itron, Inc.
      270,271  Term Loan, 6.02%, Maturing December 17, 2010                               272,298
               Mainline, L.P.
    2,316,000  Term Loan, 6.30%, Maturing December 17, 2011                             2,350,740
               MTD Products, Inc.
    2,972,375  Term Loan, 5.88%, Maturing June 1, 2010                                  3,000,241
               Pirelli Kabel UND Systems Hold
      326,087  Term Loan, 5.25%, Maturing August 31, 2014                      EUR        388,002
-------------------------------------------------------------------------------------------------
                                                                                  $    29,592,183
-------------------------------------------------------------------------------------------------
Insurance -- 0.9%
-------------------------------------------------------------------------------------------------
               CCC Information Services Group, Inc.
$   5,042,773  Term Loan, 6.97%, Maturing August 20, 2010                         $     5,055,380
               Conseco, Inc.
    7,298,727  Term Loan, 6.14%, Maturing June 22, 2010                                 7,376,276
               Hilb, Rogal & Hobbs Co.
    7,056,055  Term Loan, 6.31%, Maturing December 15, 2011                             7,131,025
               U.S.I. Holdings Corp.
    2,932,500  Term Loan, 6.74%, Maturing August 11, 2008                               2,945,330
    4,515,875  Term Loan, 6.74%, Maturing August 11, 2008                               4,535,632
-------------------------------------------------------------------------------------------------
                                                                                  $    27,043,643
-------------------------------------------------------------------------------------------------
Leisure Goods/Activities/Movies -- 5.7%
-------------------------------------------------------------------------------------------------
               24 Hour Fitness Worldwide, Inc.
$   5,880,000  Term Loan, 6.78%, Maturing June 8, 2012                            $     5,971,875
               Alliance Atlantis Communications, Inc.
    2,257,655  Term Loan, 5.92%, Maturing December 31, 2011                             2,269,885
               AMF Bowling Worldwide, Inc.
    3,062,031  Term Loan, 7.19%, Maturing August 27, 2009                               3,089,782
               Carmike Cinemas, Inc.
    3,575,000  Term Loan, 0.00%, Maturing May 19, 2012(2)                               3,554,891
    5,346,600  Term Loan, 6.39%, Maturing May 19, 2012                                  5,365,538
               Cinemark, Inc.
   12,805,000  Term Loan, 6.53%, Maturing March 31, 2011                               12,963,462
               Fender Musical Instruments Co.
      497,500  Term Loan, 6.47%, Maturing March 30, 2012                                  502,475
               Loews Cineplex Entertainment Corp.
   12,024,440  Term Loan, 6.35%, Maturing July 30, 2011                                12,101,468
               Metro-Goldwyn-Mayer Holdings, Inc.
   33,430,000  Term Loan, 6.27%, Maturing April 8, 2012                                33,678,819
               New England Sports Ventures
    6,920,142  Term Loan, 5.10%, Maturing February 27, 2007                             6,920,142
               Red Football, Ltd.
    3,000,000  Term Loan, 7.35%, Maturing May 11, 2012                         GBP      5,243,112
      975,987  Term Loan, 7.85%, Maturing May 11, 2013                         GBP      1,709,959
      975,987  Term Loan, 8.35%, Maturing May 9, 2014                          GBP      1,718,403
               Regal Cinemas Corp.
   26,995,243  Term Loan, 6.02%, Maturing November 10, 2010                            27,310,197
               Riddell Bell Holdings, Inc.
      990,000  Term Loan, 6.16%, Maturing September 30, 2011                            1,006,293
               Six Flags Theme Parks, Inc.
    8,575,000  Revolving Loan, 6.55%, Maturing June 30, 2008(2)                         8,480,315
   11,882,420  Term Loan, 6.67%, Maturing June 30, 2009                                12,030,950
               Universal City Development Partners, Ltd.
    6,709,300  Term Loan, 6.24%, Maturing June 9, 2011                                  6,807,142
               WMG Acquisition Corp.
    2,850,000  Revolving Loan, 0.00%, Maturing February 28, 2010(2)                     2,776,080
   20,623,425  Term Loan, 6.41%, Maturing February 28, 2011                            20,864,637
               Yankees Holdings & YankeeNets, LLC
    1,290,143  Term Loan, 6.59%, Maturing June 25, 2007                                 1,296,594
-------------------------------------------------------------------------------------------------
                                                                                  $   175,662,019
-------------------------------------------------------------------------------------------------
Lodging and Casinos -- 4.5%
-------------------------------------------------------------------------------------------------
               Alliance Gaming Corp.
$  11,663,118  Term Loan, 8.77%, Maturing September 5, 2009                       $    11,683,167
               Ameristar Casinos, Inc.
    3,625,000  Term Loan, 5.87%, Maturing November 10, 2012                             3,653,699
               Boyd Gaming Corp.
   16,994,763  Term Loan, 5.61%, Maturing June 30, 2011                                17,201,895
               CCM Merger, Inc.
    3,406,463  Term Loan, 6.05%, Maturing July 13, 2012                                 3,434,566
               Choctaw Resort Development Enterprise
    1,712,557  Term Loan, 5.92%, Maturing January 4, 2011                               1,732,893
               CNL Resort Hotel, L.P.
    5,050,000  Term Loan, 7.00%, Maturing August 18, 2006                               5,062,625
               Columbia Entertainment
    2,035,714  Term Loan, 6.66%, Maturing October 24, 2011                              2,054,799
               Globalcash Access, LLC
    3,043,288  Term Loan, 6.47%, Maturing March 10, 2010                                3,088,938
               Green Valley Ranch Gaming, LLC
      985,056  Term Loan, 6.02%, Maturing December 17, 2011                               997,369
               Herbst Gaming, Inc.
    1,358,175  Term Loan, 6.20%, Maturing January 31, 2011                              1,376,001
               Isle of Capri Casinos, Inc.
    8,684,375  Term Loan, 5.94%, Maturing February 4, 2012                              8,778,818
               Marina District Finance Co., Inc.
   10,009,363  Term Loan, 5.91%, Maturing October 20, 2011                             10,103,200
               MGM Mirage
    2,464,286  Term Loan, 5.13%, Maturing April 25, 2010                                2,468,906
    9,035,714  Revolving Loan, 5.70%, Maturing April 25, 2010(2)                        8,809,821
               Penn National Gaming, Inc.
   23,533,333  Term Loan, 6.04%, Maturing October 3, 2012                              23,866,118
               Pinnacle Entertainment, Inc.
    2,640,000  Term Loan, 7.22%, Maturing August 27, 2010                               2,658,150
      875,300  Term Loan, 7.22%, Maturing August 27, 2010                                 882,412
               Resorts International Holdings, LLC
    3,912,426  Term Loan, 6.53%, Maturing April 26, 2012                                3,938,835
               Trump Entertainment Resorts Holdings, L.P.
    2,562,500  Term Loan, 0.00%, Maturing May 20, 2012(2)                               2,588,125
    2,556,094  Term Loan, 6.14%, Maturing May 20, 2012                                  2,581,655
               Venetian Casino Resort, LLC
   13,053,847  Term Loan, 5.77%, Maturing June 15, 2011                                13,176,226
    2,691,514  Term Loan, 5.77%, Maturing June 15, 2011                                 2,716,747
               Wynn Las Vegas, LLC
    4,955,000  Term Loan, 6.36%, Maturing December 14, 2011                             5,015,907
-------------------------------------------------------------------------------------------------
                                                                                  $   137,870,872
-------------------------------------------------------------------------------------------------
Nonferrous Metals/Minerals -- 2.3%
-------------------------------------------------------------------------------------------------
               Alpha Natural Resources, LLC
$   1,525,000  Term Loan, 6.32%, Maturing October 26, 2012                        $     1,537,708
               Carmeuse Lime, Inc.
    2,188,875  Term Loan, 6.00%, Maturing May 2, 2011                                   2,205,292
               Compass Minerals Group, Inc.
       63,883  Term Loan, 6.47%, Maturing November 28, 2009                                64,176
               Foundation Coal Corp.
    8,500,000  Revolving Loan, 0.00%, Maturing July 30, 2009(2)                         8,473,438
    5,156,596  Term Loan, 5.85%, Maturing July 30, 2011                                 5,248,626
               ICG, LLC
    3,044,253  Term Loan, 6.88%, Maturing November 5, 2010                              3,056,938
               International Mill Service, Inc.
    8,550,388  Term Loan, 6.97%, Maturing December 31, 2010                             8,635,891
               Murray Energy Corp.
    1,568,150  Term Loan, 7.22%, Maturing January 28, 2010                              1,576,971
               Novelis, Inc.
    3,927,177  Term Loan, 6.01%, Maturing January 9, 2012                               3,971,971
    6,820,688  Term Loan, 6.01%, Maturing January 9, 2012                               6,898,485
               Severstal North America, Inc.
   13,000,000  Revolving Loan, 0.00%, Maturing April 7, 2007(2)                        12,967,500
               Stillwater Mining Co.
    1,320,000  Revolving Loan, 4.08%, Maturing June 30, 2007(2)                         1,306,800
   10,188,712  Term Loan, 7.50%, Maturing June 30, 2007                                10,303,335
               Trout Coal Holdings, LLC
    5,325,744  Term Loan, 7.32%, Maturing March 23, 2011                                5,305,772
-------------------------------------------------------------------------------------------------
                                                                                  $    71,552,903
-------------------------------------------------------------------------------------------------
Oil and Gas -- 4.1%
-------------------------------------------------------------------------------------------------
               Citgo Petroleum Corp.
$   6,575,000  Term Loan, 5.68%, Maturing November 15, 2012                       $     6,575,000
               Coffeyville Resources, LLC
      800,000  Term Loan, 3.87%, Maturing June 24, 2011                                   812,625
    1,197,000  Term Loan, 6.57%, Maturing July 8, 2012                                  1,215,890
               Columbia Natural Resources, LLC
   24,000,000  Revolving Loan, 0.00%, Maturing January 19, 2010(2)                     23,970,000
               Dresser, Inc.
    3,363,837  Term Loan, 6.72%, Maturing April 10, 2009                                3,396,426
               Dynegy Holdings, Inc.
    5,000,000  Revolving Loan, 0.00%, Maturing May 28, 2009(2)                          4,978,125
               El Paso Corp.
    7,168,875  Term Loan, 5.27%, Maturing November 23, 2009                             7,206,211
   11,756,955  Term Loan, 6.81%, Maturing November 23, 2009                            11,834,516
               Epco Holdings, Inc.
    2,333,334  Revolving Loan, 6.16%, Maturing August 18, 2008(2)                       2,292,501
    4,666,666  Term Loan, 6.40%, Maturing August 18, 2008                               4,711,387
    3,905,000  Term Loan, 6.46%, Maturing August 18, 2010                               3,964,184
               Key Energy Services, Inc.
    4,165,000  Term Loan, 7.18%, Maturing June 30, 2012                                 4,229,212
               LB Pacific, L.P.
    3,646,675  Term Loan, 6.95%, Maturing March 3, 2012                                 3,703,654
               Lyondell-Citgo Refining, L.P.
    5,628,750  Term Loan, 6.19%, Maturing May 21, 2007                                  5,713,181
               Sprague Energy Corp.
    1,977,273  Term Loan, 0.00%, Maturing October 5, 2010(2)                            1,972,330
   11,204,545  Revolving Loan, 5.79%, Maturing October 5, 2010(2)                      11,176,534
    1,318,182  Term Loan, 7.13%, Maturing October 5, 2010(2)                            1,314,886
               Targa Resources, Inc.
    5,700,000  Term Loan, 6.83%, Maturing October 31, 2007                              5,721,375
    1,225,740  Term Loan, 4.08%, Maturing October 31, 2012                              1,233,860
    7,647,258  Term Loan, 6.63%, Maturing October 31, 2012                              7,697,921
               Universal Compression, Inc.
    3,482,500  Term Loan, 5.59%, Maturing February 15, 2012                             3,523,855
               Williams Production RMT Co.
    9,353,167  Term Loan, 6.37%, Maturing May 30, 2008                                  9,452,544
-------------------------------------------------------------------------------------------------
                                                                                  $   126,696,217
-------------------------------------------------------------------------------------------------
Publishing -- 5.6%
-------------------------------------------------------------------------------------------------
               American Media Operations, Inc.
$      76,877  Term Loan, 7.06%, Maturing April 1, 2006                           $        77,261
   16,547,425  Term Loan, 6.81%, Maturing April 1, 2008                                16,702,557
               CBD Media, LLC
    2,918,235  Term Loan, 6.62%, Maturing December 31, 2009                             2,962,009
               Dex Media East, LLC
    5,119,853  Term Loan, 5.92%, Maturing May 8, 2009                                   5,150,254
               Dex Media West, LLC
   14,698,447  Term Loan, 5.96%, Maturing March 9, 2010                                14,787,564
               Freedom Communications
    3,653,924  Term Loan, 5.38%, Maturing May 1, 2013                                   3,683,155
               Hanley-Wood, LLC
      482,119  Term Loan, 0.00%, Maturing August 1, 2012(2)                               484,128
    4,067,881  Term Loan, 6.27%, Maturing August 1, 2012                                4,084,832
               Herald Media, Inc.
    1,374,711  Term Loan, 6.78%, Maturing July 22, 2011                                 1,383,303
               Journal Register Co.
   13,468,114  Term Loan, 5.69%, Maturing August 12, 2012                              13,550,189
               Liberty Group Operating, Inc.
    4,878,423  Term Loan, 6.38%, Maturing February 28, 2012                             4,923,397
               Medianews Group, Inc.
    2,795,951  Term Loan, 5.47%, Maturing December 30, 2010                             2,804,107
               Merrill Communications, LLC
    6,228,069  Term Loan, 6.72%, Maturing July 30, 2009                                 6,305,920
               Morris Publishing Group, LLC
    3,850,000  Term Loan, 5.63%, Maturing September 30, 2010                            3,892,111
    6,550,500  Term Loan, 5.88%, Maturing March 31, 2011                                6,583,253
               Nebraska Book Co., Inc.
    4,087,750  Term Loan, 6.70%, Maturing March 4, 2011                                 4,126,073
               Newspaper Holdings, Inc.
    7,650,000  Term Loan, 5.63%, Maturing August 24, 2012                               7,702,594
               R.H. Donnelley Corp.
      632,997  Term Loan, 5.81%, Maturing December 31, 2009                               635,766
   21,460,242  Term Loan, 5.70%, Maturing June 30, 2011                                21,581,986
               Seat Pagine Gialle Spa
    6,883,333  Term Loan, 4.49%, Maturing May 25, 2012                         EUR      8,196,930
               Source Media, Inc.
    2,502,159  Term Loan, 6.27%, Maturing November 8, 2011                              2,538,127
               SP Newsprint Co.
    4,511,111  Term Loan, 4.19%, Maturing January 9, 2010                               4,578,778
    1,837,500  Term Loan, 6.46%, Maturing January 9, 2010                               1,865,062
               Springer Science & Business Media
      972,973  Term Loan, 7.12%, Maturing September 15, 2011                              981,335
    1,054,054  Term Loan, 7.62%, Maturing May 5, 2012                                   1,070,195
      972,973  Term Loan, 7.62%, Maturing May 5, 2012                                     984,983
               Sun Media Corp.
    5,224,670  Term Loan, 6.24%, Maturing February 7, 2009                              5,273,651
               World Directories ACQI Corp.
    2,000,000  Term Loan, 5.20%, Maturing November 29, 2012                    EUR      2,373,846
               Xerox Corp.
    8,250,000  Term Loan, 5.97%, Maturing September 30, 2008                            8,332,500
               Xsys US, Inc.
    3,795,776  Term Loan, 6.77%, Maturing December 31, 2012                             3,824,244
    3,877,093  Term Loan, 7.27%, Maturing December 31, 2013                             3,925,556
               YBR Acquisition BV
    2,500,000  Term Loan, 4.68%, Maturing July 29, 2013                        EUR      2,983,917
    2,500,000  Term Loan, 5.18%, Maturing July 29, 2014                        EUR      2,997,112
-------------------------------------------------------------------------------------------------
                                                                                  $   171,346,695
-------------------------------------------------------------------------------------------------
Radio and Television -- 4.8%
-------------------------------------------------------------------------------------------------
               Adams Outdoor Advertising, L.P.
$   4,079,952  Term Loan, 6.20%, Maturing November 18, 2012                       $     4,140,302
               ALM Media Holdings, Inc.
    4,223,775  Term Loan, 6.52%, Maturing March 5, 2010                                 4,227,293
               Block Communications, Inc.
    5,267,213  Term Loan, 6.27%, Maturing November 30, 2009                             5,316,593
               DirecTV Holdings, LLC
   12,783,333  Term Loan, 5.51%, Maturing April 13, 2013                               12,916,497
               Emmis Operating Co.
   19,131,750  Term Loan, 5.89%, Maturing November 10, 2011                            19,264,486
               Entravision Communications Corp.
    4,525,000  Term Loan, 5.55%, Maturing March 29, 2013                                4,562,897
               Gray Television, Inc.
    2,865,544  Term Loan, 5.71%, Maturing November 22, 2015                             2,876,290
               NEP Supershooters, L.P.
    1,741,838  Term Loan, 8.02%, Maturing February 3, 2011                              1,758,167
    2,920,500  Term Loan, 8.13%, Maturing February 3, 2011                              2,957,006
               Nexstar Broadcasting, Inc.
    6,657,463  Term Loan, 5.77%, Maturing October 1, 2012                               6,704,618
    6,776,966  Term Loan, 5.77%, Maturing October 1, 2012                               6,824,967
               NextMedia Operating, Inc.
      430,769  Term Loan, 0.00%, Maturing November 14, 2012(2)                            434,359
      969,231  Term Loan, 6.12%, Maturing November 14, 2012                               977,307
               PanAmSat Corp.
   16,462,103  Term Loan, 5.86%, Maturing August 22, 2011                              16,677,427
               Patriot Media and Communications CNJ, Inc.
      500,000  Term Loan, 6.69%, Maturing March 31, 2013                                  507,657
               Rainbow National Services, LLC
    5,000,000  Revolving Loan, 0.00%, Maturing March 31, 2010(2)                        4,987,500
    8,989,583  Term Loan, 7.19%, Maturing March 31, 2012                                9,081,726
               Raycom TV Broadcasting, Inc.
    7,525,000  Term Loan, 6.06%, Maturing April 6, 2012                                 7,553,219
               Spanish Broadcasting System
    6,318,250  Term Loan, 6.03%, Maturing June 10, 2012                                 6,415,658
               Susquehanna Media Co.
   16,989,625  Term Loan, 6.14%, Maturing March 31, 2012                               17,026,798
               TDF SA
    2,500,000  Term Loan, 4.42%, Maturing March 11, 2013                       EUR      2,985,455
    2,500,000  Term Loan, 5.17%, Maturing March 11, 2014                       EUR      2,995,712
               Telewest Global Finance, LLC
      985,000  Term Loan, 5.90%, Maturing December 22, 2012                               985,398
      760,000  Term Loan, 6.90%, Maturing December 22, 2013                               763,008
               Young Broadcasting, Inc.
    3,625,913  Term Loan, 6.42%, Maturing November 3, 2012                              3,655,373
-------------------------------------------------------------------------------------------------
                                                                                  $   146,595,713
-------------------------------------------------------------------------------------------------
Rail Industries -- 0.6%
-------------------------------------------------------------------------------------------------
               Kansas City Southern Industries, Inc.
$   7,297,977  Term Loan, 5.76%, Maturing March 30, 2008                          $     7,347,391
               Railamerica, Inc.
    8,967,313  Term Loan, 6.69%, Maturing September 29, 2011                            9,111,167
    1,060,034  Term Loan, 6.69%, Maturing September 29, 2011                            1,077,039
-------------------------------------------------------------------------------------------------
                                                                                  $    17,535,597
-------------------------------------------------------------------------------------------------
Retailers (Except Food and Drug) -- 3.3%
-------------------------------------------------------------------------------------------------
               Advance Stores Company, Inc.
$   5,586,556  Term Loan, 5.60%, Maturing September 30, 2010                      $     5,654,645
    3,312,545  Term Loan, 5.66%, Maturing September 30, 2010                            3,352,918
               Alimentation Couche-Tard, Inc.
    2,496,352  Term Loan, 5.88%, Maturing December 17, 2010                             2,527,556
               American Achievement Corp.
    1,942,290  Term Loan, 6.53%, Maturing March 25, 2011                                1,971,424
               Amscan Holdings, Inc.
    3,447,588  Term Loan, 6.77%, Maturing April 30, 2012                                3,469,135
               Coinmach Laundry Corp.
    7,354,996  Term Loan, 7.15%, Maturing December 15, 2012                             7,460,724
               FTD, Inc.
    3,761,538  Term Loan, 6.47%, Maturing February 28, 2011                             3,815,610
               Harbor Freight Tools USA, Inc.
    6,825,613  Term Loan, 6.62%, Maturing July 15, 2010                                 6,899,842
               Home Interiors & Gifts, Inc.
    2,910,587  Term Loan, 9.22%, Maturing March 31, 2011                                2,681,378
               Josten's Corp.
   10,165,000  Term Loan, 5.94%, Maturing October 4, 2010                              10,319,061
               Mapco Express, Inc.
    2,159,588  Term Loan, 6.72%, Maturing April 28, 2011                                2,188,608
               Movie Gallery, Inc.
    3,775,538  Term Loan, 7.83%, Maturing April 27, 2011                                3,621,144
               Musicland Group, Inc.
    7,000,000  Revolving Loan, 5.82%, Maturing August 11, 2008(2)                       7,017,500
               Neiman Marcus Group, Inc.
    3,275,000  Term Loan, 6.48%, Maturing April 6, 2013                                 3,293,609
               Oriental Trading Co., Inc.
    7,523,510  Term Loan, 6.31%, Maturing August 4, 2010                                7,570,532
               Rent-A-Center, Inc.
    7,211,474  Term Loan, 5.46%, Maturing June 30, 2010                                 7,296,209
               Savers, Inc.
    2,883,008  Term Loan, 7.40%, Maturing August 4, 2009                                2,908,235
               School Specialty, Inc.
    8,200,000  Term Loan, 6.32%, Maturing September 29, 2012                            8,210,250
               Stewert Enterprises, Inc.
    1,093,778  Term Loan, 5.64%, Maturing November 19, 2011                             1,108,134
               Travelcenters of America, Inc.
   10,870,000  Term Loan, 5.71%, Maturing December 1, 2011                             11,001,799
-------------------------------------------------------------------------------------------------
                                                                                  $   102,368,313
-------------------------------------------------------------------------------------------------
Surface Transport -- 0.4%
-------------------------------------------------------------------------------------------------
               Horizon Lines, LLC
$   1,412,125  Term Loan, 6.27%, Maturing July 7, 2011                            $     1,431,248
               Sirva Worldwide, Inc.
    8,811,765  Term Loan, 8.09%, Maturing December 1, 2010                              8,444,605
               Transport Industries, L.P.
      160,714  Term Loan, 0.00%, Maturing September 30, 2011(2)                           161,719
      839,286  Term Loan, 6.56%, Maturing September 30, 2011                              844,531
-------------------------------------------------------------------------------------------------
                                                                                  $    10,882,103
-------------------------------------------------------------------------------------------------
Telecommunications -- 3.5%
-------------------------------------------------------------------------------------------------
               AAT Communications Corp.
 $  1,400,000  Term Loan, 6.16%, Maturing July 29, 2012                           $     1,418,813
               Alaska Communications Systems Holdings, Inc.
    6,600,000  Term Loan, 6.02%, Maturing February 11, 2012                             6,687,450
               Cellular South, Inc.
    1,975,000  Term Loan, 5.97%, Maturing May 4, 2011                                   1,998,453
               Centennial Cellular Operating Co., LLC
   10,905,750  Term Loan, 6.40%, Maturing February 9, 2011                             10,966,244
               Cincinnati Bell, Inc.
    2,225,000  Term Loan, 5.48%, Maturing August 31, 2012                               2,240,297
               Consolidated Communications, Inc.
    9,887,497  Term Loan, 5.92%, Maturing October 14, 2010                              9,986,372
               D&E Communications, Inc.
    3,315,404  Term Loan, 6.27%, Maturing December 31, 2011                             3,340,269
               Fairpoint Communications, Inc.
    8,075,000  Term Loan, 5.81%, Maturing February 8, 2012                              8,112,347
               Hawaiian Telcom Communications, Inc.
    2,670,000  Term Loan, 6.28%, Maturing October 31, 2012                              2,700,371
               Intelsat, Ltd.
    2,989,975  Term Loan, 5.81%, Maturing July 28, 2011                                 3,018,942
               Iowa Telecommunications Services
    3,234,000  Term Loan, 5.71%, Maturing November 23, 2011                             3,269,373
               IPC Acquisition Corp.
    1,630,000  Term Loan, 6.85%, Maturing August 5, 2011                                1,642,225
               Madison River Capital, LLC
    1,855,000  Term Loan, 6.59%, Maturing July 29, 2012                                 1,881,955
               Nextel Partners Operation Corp.
   12,530,000  Term Loan, 5.37%, Maturing May 31, 2012                                 12,604,403
               NTelos, Inc.
    5,389,275  Term Loan, 6.53%, Maturing February 18, 2011                             5,438,452
               Qwest Corp.
    8,900,000  Term Loan, 9.02%, Maturing June 30, 2007                                 9,141,039
               Stratos Global Corp.
    2,542,000  Term Loan, 6.27%, Maturing December 3, 2010                              2,542,000
               Syniverse Holdings, Inc.
    2,131,588  Term Loan, 5.78%, Maturing February 15, 2012                             2,156,901
               Triton PCS, Inc.
    5,528,225  Term Loan, 7.47%, Maturing November 18, 2009                             5,563,639
               Valor Telecom Enterprise, LLC
    8,598,500  Term Loan, 5.81%, Maturing February 14, 2012                             8,701,949
               Westcom Corp.
    3,021,406  Term Loan, 6.99%, Maturing December 17, 2010                             3,038,402
               Winstar Communications, Inc.
    3,852,804  DIP Loan, 0.00%, Maturing December 31, 2005(3)(4)                        1,430,931
-------------------------------------------------------------------------------------------------
                                                                                  $   107,880,827
-------------------------------------------------------------------------------------------------
Utilities -- 2.3%
-------------------------------------------------------------------------------------------------
               Allegheny Energy Supply Co., LLC
$   9,035,701  Term Loan, 5.79%, Maturing March 8, 2011                           $     9,144,129
               Cellnet Technology, Inc.
    2,084,775  Term Loan, 7.17%, Maturing April 26, 2012                                2,092,593
               Cogentrix Delaware Holdings, Inc.
    5,145,739  Term Loan, 5.78%, Maturing April 14, 2012                                5,208,455
               Covanta Energy Corp.
    3,676,423  Term Loan, 3.86%, Maturing June 24, 2012                                 3,729,271
    2,966,143  Term Loan, 6.96%, Maturing June 24, 2012                                 3,008,782
               Energy Transfer Company, L.P.
    5,630,000  Term Loan, 6.81%, Maturing June 16, 2012                                 5,659,912
               KGen, LLC
    3,218,825  Term Loan, 6.65%, Maturing August 5, 2011                                3,214,801
               La Paloma Generating Co., LLC
    1,080,000  Term Loan, 5.77%, Maturing August 16, 2012                               1,089,450
       86,015  Term Loan, 5.77%, Maturing August 16, 2012                                  86,767
      177,049  Term Loan, 5.91%, Maturing August 16, 2012                                 178,598
               NRG Energy, Inc.
    4,644,228  Term Loan, 3.92%, Maturing December 24, 2011                             4,674,220
    5,873,084  Term Loan, 5.90%, Maturing December 24, 2011                             5,911,012
               Pike Electric, Inc.
    3,859,077  Term Loan, 6.38%, Maturing July 1, 2012                                  3,907,316
    2,360,959  Term Loan, 6.44%, Maturing December 10, 2012                             2,390,471
               Plains Resources, Inc.
    4,274,377  Term Loan, 6.40%, Maturing August 12, 2011                               4,319,792
               Reliant Energy, Inc.
    3,274,528  Term Loan, 6.12%, Maturing April 30, 2010                                3,279,647
               Texas Genco, LLC
    3,895,483  Term Loan, 5.89%, Maturing December 14, 2011                             3,906,133
    9,407,572  Term Loan, 5.90%, Maturing December 14, 2011                             9,433,292
-------------------------------------------------------------------------------------------------
                                                                                  $    71,234,641
-------------------------------------------------------------------------------------------------
Total Senior Floating Rate Interests
  (identified cost $3,000,646,858)                                                $ 3,013,802,586
-------------------------------------------------------------------------------------------------
Corporate Bonds & Notes -- 1.1%
Principal
Amount
(000's omitted)        Security                                                      Value
-------------------------------------------------------------------------------------------------
Automotive -- 0.1%
-------------------------------------------------------------------------------------------------
               Key Plastics, LLC, Jr. Sub. Notes
$       1,061  4.00%, 4/26/07(3)                                                  $     1,069,938
               Key Plastics, LLC, Sr. Sub. Notes
        1,691  7.00%, 4/26/07(3)                                                        1,692,827
-------------------------------------------------------------------------------------------------
                                                                                  $     2,762,765
-------------------------------------------------------------------------------------------------
Building and Development -- 0.2%
-------------------------------------------------------------------------------------------------
               Assemblies of God Financial Real Estate, Series 2004-1A,
               Class A, Variable Rate
$       7,111  6.49%, 6/15/29(5)                                                  $     7,111,358
-------------------------------------------------------------------------------------------------
                                                                                  $     7,111,358
-------------------------------------------------------------------------------------------------
Financial Intermediaries -- 0.0%
-------------------------------------------------------------------------------------------------
               Carlyle High Yield Partners, Series 2004-6A, Class C,
               Variable Rate

$       1,000  6.782%, 8/11/16(5)                                                 $     1,000,000
-------------------------------------------------------------------------------------------------
                                                                                  $     1,000,000
-------------------------------------------------------------------------------------------------
Radio and Television -- 0.4%
-------------------------------------------------------------------------------------------------
               Paxson Communications Corp., Variable Rate
$      10,450  6.90%, 1/15/10(5)                                                  $    10,528,375
-------------------------------------------------------------------------------------------------
                                                                                  $    10,528,375
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.4%
-------------------------------------------------------------------------------------------------
               Qwest Corp., Sr. Notes, Variable Rate
$       3,150  7.12%, 6/15/13(5)                                                  $     3,409,875
               Rogers Wireless, Inc., Variable Rate
        4,150  6.995%, 12/15/10(4)                                                      4,305,625
               Rural Cellular Corp., Variable Rate
        4,500  8.37%, 3/15/10(4)                                                        4,646,250
-------------------------------------------------------------------------------------------------
                                                                                  $    12,361,750
-------------------------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $33,206,212)                                                   $    33,764,248
-------------------------------------------------------------------------------------------------
Common Stocks -- 0.5%
Shares               Security                                                        Value
-------------------------------------------------------------------------------------------------
       31,622  Citation Corp.(6)(7)                                               $      574,467
       33,278  Environmental Systems Products Holdings, Inc.(3)(6)(7)                   1,068,889
      133,410  Hayes Lemmerz International(3)(7)                                          405,566
            1  Key Plastics, LLC, Class A(3)(6)                                             1,159
           52  Knowledge Universe, Inc.(3)(6)(7)                                           86,531
      441,740  Maxim Crane Works, L.P.(7)                                              13,914,823
       12,592  RoTech Medical Corp.(3)(6)(7)                                               28,836
      297,015  Safelite Glass Corp.(3)(6)(7)                                              579,179
       20,048  Safelite Realty Corp.(3)(6)                                                150,160
-------------------------------------------------------------------------------------------------
Total Common Stocks
  (identified cost $9,414,847)                                                    $    16,809,610
-------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.1%
Shares               Security                                                        Value
-------------------------------------------------------------------------------------------------
        2,496  Citation Corp. (PIK)(6)(7)                                         $     2,279,680
          445  Hayes Lemmerz International(3)(6)(7)                                         5,844
          217  Key Plastics, LLC, Series A(3)(6)(7)                                       209,622
-------------------------------------------------------------------------------------------------
Total Preferred Stocks
  (identified cost $2,236,050)                                                    $     2,495,146
-------------------------------------------------------------------------------------------------
Warrants -- 0.0%
                     Security                                                        Value
Shares/Rights
-------------------------------------------------------------------------------------------------
          130  Gentek, Inc., Class B(6)(7)                                        $           806
           63  Gentek, Inc., Class C(6)(7)                                                    398
-------------------------------------------------------------------------------------------------
Total Warrants
  (identified cost $0)                                                            $         1,204
-------------------------------------------------------------------------------------------------

Commercial Paper -- 3.6%

Principal            Maturity
Amount               Date      Borrower                            Rate             Amount
-------------------------------------------------------------------------------------------------
$  25,000,000      12/14/05    Abbey National, LLC                 4.07%          $    24,963,257
   25,000,000      12/07/05    Barclays U.S. Funding, LLC          4.01%               24,983,292
   60,215,000      12/01/05    General Electric Co.                4.03%               60,215,000
-------------------------------------------------------------------------------------------------
Total Commercial Paper
  (at amortized cost $110,161,549)                                                $   110,161,549
-------------------------------------------------------------------------------------------------

Short-Term Investments -- 0.1%

Principal          Maturity
Amount             Date        Borrower                            Rate           Amount
-------------------------------------------------------------------------------------------------
$   2,000,000      12/01/05    Investors Bank and Trust
                               Company Time Deposit                4.04%          $     2,000,000
-------------------------------------------------------------------------------------------------
Total Short-Term Investments
  (at amortized cost $2,000,000)                                                  $     2,000,000
-------------------------------------------------------------------------------------------------
Total Investments -- 104.1%
  (identified cost, $3,157,665,516)                                               $ 3,179,034,343
-------------------------------------------------------------------------------------------------
Less Unfunded Loan
Commitments -- (5.2)%                                                             $  (159,484,227)
-------------------------------------------------------------------------------------------------
Net Investments -- 98.9%
  (identified cost, $2,998,181,289)                                               $ 3,019,550,116
-------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.1%                                            $    34,840,035
-------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                              $ 3,054,390,151
-------------------------------------------------------------------------------------------------

EUR = Euro
GBP = British Pound
PIK = Payment In Kind
(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.
    These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime
    Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.
(2) Unfunded loan commitments. See Note 1E for description.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4) Defaulted security. Currently the issuer is in default with respect to interest payments.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is
    22,049,608 or 0.7% of the Portfolio's net assets.
(6) Restricted security
(7) Non-income producing security.

                                   See notes to financial statements

Senior Debt Portfolio as of November 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
(Expressed in United States Dollars)

As of November 30, 2005

Assets
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $2,998,181,289)                             $ 3,019,550,116
Cash                                                                  1,332,735
Receivable for investments sold                                         245,867
Receivable for open swap contracts                                       37,492
Interest receivable                                                  20,430,945
Cash collateral segregated for open swaps                            13,600,000
Receivable for open forward foreign currency contracts                  226,167
Prepaid expenses                                                        390,290
-------------------------------------------------------------------------------
Total assets                                                    $ 3,055,813,612
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable to affiliate for investment advisory fees               $     1,144,423
Payable to affiliate for Trustees' fees                                   5,575
Accrued expenses                                                        273,463
-------------------------------------------------------------------------------
Total liabilities                                               $     1,423,461
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $ 3,054,390,151
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $ 3,032,836,534
Net unrealized appreciation (computed on the basis of
identified cost)                                                     21,553,617
-------------------------------------------------------------------------------
Total                                                           $ 3,054,390,151
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of November 30, 2005

FINANCIAL STATEMENTS

Statement of Operations
(Expressed in United States Dollars)

For the year ended
November 30, 2005

Investment Income
-------------------------------------------------------------------------------
Interest                                                        $   179,481,164
Dividends                                                                45,108
-------------------------------------------------------------------------------
Total investment income                                         $   179,526,272
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                          $    14,552,021
Trustees' fees and expenses                                              30,353
Custodian fee                                                           976,846
Legal and accounting services                                           632,802
Interest expense                                                        131,695
Miscellaneous                                                           239,920
-------------------------------------------------------------------------------
Total expenses                                                  $    16,563,637
-------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                    $        29,105
-------------------------------------------------------------------------------
Total expense reductions                                        $        29,105
-------------------------------------------------------------------------------
Net expenses                                                    $    16,534,532
-------------------------------------------------------------------------------
Net investment income                                           $   162,991,740
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $    (1,756,872)
  Swap contracts                                                        236,874
  Foreign currency and forward foreign currency exchange
    contract transactions                                             3,120,759
-------------------------------------------------------------------------------
Net realized gain                                               $     1,600,761
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $       152,445
  Swap contracts                                                       (152,757)
  Foreign currency and forward foreign currency exchange
    contracts                                                           211,652
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $       211,340
-------------------------------------------------------------------------------
Net realized and unrealized gain                                $     1,812,101
-------------------------------------------------------------------------------
Net increase in net assets from operations                      $   164,803,841
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of November 30, 2005

Statements of Changes in Net Assets
(Expressed in United States Dollars)

                                                     Year Ended             Year Ended
Increase (Decrease) in Net Assets                    November 30, 2005      November 30, 2004
----------------------------------------------------------------------------------------------
From operations --
  Net investment income                               $  162,991,740            $  128,124,695
  Net realized gain from investment
    transactions, swap contracts and foreign
    currency and forward foreign currency
    exchange contract transactions                         1,600,761                13,249,971
  Net change in unrealized appreciation
    (depreciation) from investments, swap
    contracts and foreign currency and forward
    foreign currency exchange contracts                      211,340                58,717,405
----------------------------------------------------------------------------------------------
Net increase in net assets from operations            $  164,803,841            $  200,092,071
----------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                       $  409,703,712            $  559,604,148
  Withdrawals                                           (860,269,748)             (803,848,681)
----------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                        $ (450,566,036)           $ (244,244,533)
----------------------------------------------------------------------------------------------
Net decrease in net assets                            $ (285,762,195)           $  (44,152,462)
----------------------------------------------------------------------------------------------
Net Assets
              --------------------------------------------------------------------------------
At beginning of year                                  $3,340,152,346            $3,384,304,808
----------------------------------------------------------------------------------------------
At end of year                                        $3,054,390,151            $3,340,152,346
----------------------------------------------------------------------------------------------

                               See notes to financial statements

Senior Debt Portfolio as of November 30, 2005

FINANCIAL STATEMENTS (CONT'D)

Supplementary Data
(Expressed in United States Dollars)

                                                               Year Ended                   Period Ended             Year Ended
                                                               November 30,                   November 30,          December 31,
                                                    ----------------------------------      --------------      -------------------
                                                    2005           2004           2003           2002(1)        2001           2000
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                                          0.50%          0.51%          0.50%          0.47%(2)       0.47%          0.44%
  Expenses after custodian fee reduction            0.50%          0.51%          0.50%          0.47%(2)       0.47%          0.44%
  Interest expense                                  0.00%(4)       0.00%(4)       0.01%          0.01%(2)       0.01%          0.01%
  Net investment income                             5.00%          3.82%          4.14%          4.77%(2)       7.04%          8.62%
Portfolio turnover                                    65%            87%            47%            42%            33%            47%
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                     5.27%          6.15%          8.19%          0.85%          3.35%             --
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's omitted)     $3,054,390     $3,340,152     $3,384,305     $4,084,930     $5,730,074     $8,021,787
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(4) Rounds to less than 0.01%.

                                                See notes to financial statements

Senior Debt Portfolio as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At November 30, 2005, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund (collectively, the Funds) held approximate 46.9%, 2.8%, 40.2%, 8.1% and 2.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
  The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are
  (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral;
  (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

  Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments to the value of foreign equity securities.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on the basis of ex-dividend date for dividends received in cash and for securities.

  C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Unfunded Loan Commitments -- The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

  F Credit Default Swaps -- The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is a buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  L Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Advisory Fee and Other Transactions with Affiliates
  -----------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets. The Trustees of the Portfolio have accepted a contractual waiver of a portion of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year or portion thereof will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended November 30, 2005, the effective annual rate, based on average daily gross assets, was 0.45% and amounted to $14,552,021. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2005, no significant amounts have been deferred.

  During the year ended November 30, 2005, the Portfolio engaged in purchase and sale transactions with other funds that also utilize BMR, or an affiliate of BMR, as investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $0 and $18,694,537 respectively.

3 Investments
  -----------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended November 30, 2005 aggregated $2,038,704,209, $1,698,197,856 and
  $435,495,907, respectively.

4 Short-Term Debt and Credit Agreements
  -----------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices.
  Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $131,695 for the year ended November 30, 2005, which is computed at the annual rate of 0.09% of the credit agreement. There were no significant borrowings under this agreement during the year ended November 30, 2005. As of November 30, 2005, the Portfolio had no borrowings outstanding.

5 Financial Instruments
  -----------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency exchange contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2005 is as follows:

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  Sales
  ----------------------------------------------------------------------------
                                                                     Net
                                                                  Unrealized
  Settlement                                                     Appreciation
  Date             Deliver             In Exchange For          (Depreciation)
  ----------------------------------------------------------------------------
  12/30/05         British Pound       United States Dollar
                   8,583,599           14,809,400                    $(40,881)
  12/30/05         Euro                United States Dollar
                   71,659,294          84,873,933                     267,048
  ----------------------------------------------------------------------------
                                                                     $226,167
  ----------------------------------------------------------------------------

  The Portfolio had the following swap agreements outstanding at November 30, 2005.

  CREDIT DEFAULT SWAPS
                                                                     Net
                                                                  Unrealized
  Notional          Expiration                                   Appreciation
  Amount               Date                Description          (Depreciation)
  ----------------------------------------------------------------------------

  2,400,000 USD      9/20/2008    Agreement with Credit Suisse/     $6,182
                                  First Boston dated 2/6/2004
                                  whereby the Portfolio will
                                  receive 2.45% per year times
                                  the notional amount. The
                                  Portfolio makes a payment only
                                  upon a default event on
                                  underlying loan assets (47 in
                                  total, each representing 2.13%
                                  of the notional value of the
                                  swap).

  1,200,000 USD      9/20/2008    Agreement with Credit Suisse/    (7,720)
                                  First Boston dated 2/12/2004
                                  whereby the Portfolio will
                                  receive 2.45% per year times
                                  the notional amount. The
                                  Portfolio makes a payment only
                                  upon a default event on
                                  underlying loan assets (47 in
                                  total, each representing 2.13%
                                  of the notional value of the
                                  swap).

  2,000,000 USD      3/20/2011    Agreement with Lehman Brothers    12,431
                                  dated 3/2/2005 whereby the
                                  Portfolio will receive 1.85%
                                  per year times the notional
                                  amount. The Portfolio makes a
                                  payment of the notional amount
                                  only upon a default event on
                                  the reference entity, a
                                  Revolving Credit Agreement
                                  issued by Syniverse
                                  Technologies, Inc.

  3,000,000 USD      3/20/2010    Agreement with Lehman Brothers   (20,619)
                                  dated 3/15/2005 whereby the
                                  Portfolio will receive 2.20%
                                  per year times the notional
                                  amount. The Portfolio makes a
                                  payment of the notional amount
                                  only upon a default event on
                                  the reference entity, a
                                  Revolving Credit Agreement
                                  issued by Inergy, L.P.

  2,000,000 USD      6/20/2010    Agreement with Lehman Brothers   (16,786)
                                  dated 5/18/2005 whereby the
                                  Portfolio will receive 3.25%
                                  per year times the notional
                                  amount. The Portfolio makes a
                                  payment of the notional amount
                                  only upon a default event on
                                  the reference entity, a
                                  Revolving Credit Agreement
                                  issued by Rural Cellular Corp.

  3,000,000 USD      9/21/2009    Agreement with Lehman Brothers    (350)
                                  dated 7/8/2005 whereby the
                                  Portfolio will receive 2.15%
                                  per year times the notional
                                  amount. The Portfolio makes a
                                  payment of the notional amount
                                  only upon a default event on
                                  the reference entity, a
                                  Revolving Credit Agreement
                                  issued by CSG Systems, Inc.

At November 30, 2005, the Portfolio had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts and open swap contracts.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
  -----------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $2,998,181,289
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $   31,287,296
  Gross unrealized depreciation                                    (9,918,469)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                  $   21,368,827
  ---------------------------------------------------------------------------

7 Restricted Securities
  -----------------------------------------------------------------------------
  At November 30, 2005, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             Date of        Shares/
  Description              Acquisition       Face       Cost      Fair Value
  ------------------------------------------------------------------------------
  Common Stocks
  ------------------------------------------------------------------------------
  Citation Corp.                     5/24/05     31,622         $0      $574,467
  Environmental Systems
   Products Holdings, Inc.          10/24/00     33,278          0     1,068,889
  Key Plastics, LLC, Class A         4/26/01          1          0         1,159
  Knowledge Universe, Inc.           5/14/03         52     52,000        86,531
  RoTech Medical Corp.               6/12/02     12,592    332,429        28,836
  Safelite Glass Corp.      9/29/00-11/10/00    297,015          0       579,179
  Safelite Realty Corp.     9/29/00-11/10/00     20,048          0       150,160
  ------------------------------------------------------------------------------
                                                          $384,429    $2,489,221

  Preferred Stocks
  ------------------------------------------------------------------------------
  Citation Corp. (PIK)               5/24/05      2,496  1,996,800     2,279,680
  Hayes Lemmerz
  International                      6/04/03        445     22,250         5,844
  Key Plastics, LLC,
  Series A                           4/26/01        217    217,000       209,622
  ------------------------------------------------------------------------------
                                                        $2,236,050    $2,495,146

  Warrants
  ------------------------------------------------------------------------------
  Gentek, Inc., Class B             11/11/03        130          0           806
  Gentek, Inc., Class C             11/11/03         63          0           398
  ------------------------------------------------------------------------------
                                                             $  --        $1,204

Senior Debt Portfolio as of November 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Senior Debt Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the Portfolio), including the portfolio of investments as of November 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, the period from January 1, 2002 to November 30, 2002 and for each of the years in the two-year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans held as of November 30, 2005 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2006

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Senior Debt Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

  o An independent report comparing Portfolio advisory fees with those of comparable funds;
  o An independent report comparing the expense ratio of Eaton Vance Advisers Senior Floating-Rate Fund (the "Fund") to those of comparable funds;
  o Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;
  o Sales and redemption data in respect of the Fund;
  o The economic outlook and the general investment outlook in the relevant investment markets;
  o Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;
  o Arrangements regarding the distribution of Fund shares;
  o The procedures and processes used to determine the fair value of Fund assets, including in particular the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;
  o Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
  o The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
  o The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
  o The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including 4 portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing information regarding the expense ratios of the Fund, the Special Committee concluded that the Fund's expense structure is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the service rendered to the Portfolio and the Fund and the business reputation of the investment adviser, and its financial resources. The Trustees concluded that in light of the services rendered, the profits being realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing economies of scale in managing the Portfolio, and concluded that the fee breakpoints and waivers which are in place allow the Portfolio and the shareholders of the Fund to share the benefits of such economies of scale.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) and Senior Debt Portfolio (the
Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Fund and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Fund and the
Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance
Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton
Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton
Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton
Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

                                                                                                      Number of
                                                                                                    Portfolios in
                              Position(s) with  Term of Office                                       Fund Complex       Other
                                the Fund and     and Length of     Principal Occupation(s) During    Overseen By    Directorships
Name and Date of Birth            Portfolio         Service       Past Five Years                     Trustee(1)         Held
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes                    Trustee      Trustee of the    Chairman, President and Chief          161       Director of EVC
11/9/41                                        Fund since 1998;   Executive Officer of BMR, EVM and
                                               of the Portfolio   EV; Chairman and Chief Executive
                                                  since 1992      Officer of EVC; Director of EV;
                                                                  Vice President and Director of
                                                                  EVD. Trustee and/or officer of
                                                                  161 registered investment
                                                                  companies in the Eaton Vance Fund
                                                                  Complex. Mr. Hawkes is an
                                                                  interested person because of his
                                                                  positions with BMR, EVM, EVC and
                                                                  EV, which are affiliates of the
                                                                  Fund and the Portfolio.

NONINTERESTED TRUSTEE(s)

Benjamin C. Esty                   Trustee        Since 2005      Roy and Elizabeth Simmons              152             None
1/2/63                                                            Professor of Business
                                                                  Administration, Harvard
                                                                  University Graduate School of
                                                                  Business Administration (since
                                                                  2003). Formerly, Associate
                                                                  Professor, Harvard University
                                                                  Graduate School of Business
                                                                  Administration (2000-2003).

Samuel L. Hayes, III             Trustee and    Trustee of the    Jacob H. Schiff Professor of           161         Director of
2/23/35                          Chairman of   Fund since 1998;   Investment Banking Emeritus,                      Tiffany & Co.
                                  the Board    of the Portfolio   Harvard University Graduate                         (specialty
                                                since 1994 and    School of Business                                retailer) and
                                                Chairman of the   Administration.                                    Telect, Inc.
                                               Board since 2005                                                         (tele-
                                                                                                                    communication
                                                                                                                       services
                                                                                                                       company)

William H. Park                    Trustee        Since 2003      President and Chief Executive          161             None
9/19/47                                                           Officer, Prizm Capital
                                                                  Management, LLC (investment
                                                                  management firm) (since 2002).
                                                                  Executive Vice President and
                                                                  Chief Financial Officer, United
                                                                  Asset Management Corporation (a
                                                                  holding company owning
                                                                  institutional investment
                                                                  management firms) (1982-2001).

Ronald A. Pearlman                 Trustee        Since 2003      Professor of Law, Georgetown           161             None
7/10/40                                                           University Law Center (since
                                                                  1999). Tax Partner Covington &
                                                                  Burling, Washington, DC
                                                                  (1991-2000).

Norton H. Reamer                   Trustee      Trustee of the    President, Chief Executive             161             None
9/21/35                                        Fund since 1998;   Officer and a Director of Asset
                                               of the Portfolio   Management Finance Corp. (a
                                                  since 1994      specialty finance company serving
                                                                  the investment management
                                                                  industry) (since October 2003).
                                                                  President, Unicorn Corporation
                                                                  (an investment and financial
                                                                  advisory services company) (since
                                                                  September 2000). Formerly,
                                                                  Chairman, Hellman, Jordan
                                                                  Management Co., Inc. (an
                                                                  investment management company)
                                                                  (2000-2003). Formerly, Advisory
                                                                  Director of Berkshire Capital
                                                                  Corporation (investment banking
                                                                  firm) (2002-2003). Formerly
                                                                  Chairman of the Board, United
                                                                  Asset Management Corporation (a
                                                                  holding company owning
                                                                  institutional investment
                                                                  management firms) and Chairman,
                                                                  President and Director, UAM Funds
                                                                  (mutual funds) (1980-2000).

Lynn A. Stout                      Trustee        Since 1998      Professor of Law, University of        161             None
9/14/57                                                           California at Los Angeles School
                                                                  of Law (since July 2001).
                                                                  Formerly, Professor of Law,
                                                                  Georgetown University Law Center.

Ralph F. Verni                     Trustee        Since 2005      Consultant and private investor        152       Director of W.P.
1/26/43                                                           (since 2000). Formerly, President                Carey & Company
                                                                  and Chief Executive Officer,                     LLC (manager of
                                                                  Redwood Investment Systems, Inc.                   real estate
                                                                  (software developer) (2000).                        investment
                                                                  Formerly, President and Chief                        trusts)
                                                                  Executive Officer, State Street
                                                                  Research & Management (investment
                                                                  advisor), SSRM Holdings (parent
                                                                  of State Street Research &
                                                                  Management), and SSR Realty
                                                                  (institutional realty manager)
                                                                  (1992-2000).

Eaton Vance Advisers Senior Floating-Rate Fund as of November 30, 2005

MANAGEMENT AND ORGANIZATION CONT'D

                              Position(s) with  Term of Office
                                the Fund and     and Length of     Principal Occupation(s) During
Name and Date of Birth          the Portfolio       Service       Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Scott H. Page                     President      Since 2002(2)    Vice President of EVM and BMR. Officer of 14 registered
11/30/59                                                          investment companies managed by EVM or BMR.

Payson F. Swaffield            Vice President    For the Fund
8/13/56                                         since 1998; for
                                                 the Portfolio    Vice President of EVM and BMR. Officer of 14 registered
                                                  since 1996      investment companies managed by EVM or BMR.

Dan A. Maalouly                   Treasurer       Since 2005      Vice President of EVM and BMR. Previously, Senior Manager at
3/25/62                                                           PricewaterhouseCoopers LLP (1997-2005). Officer of 70 registered investment companies managed by EVM or BMR.

Alan R. Dynner                    Secretary      For the Fund
10/10/40                                        since 1998; for   Vice President, Secretary and Chief Legal Officer of BMR, EVM,
                                                 the Portfolio    EVD, EV and EVC. Officer of 192 registered investment companies
                                                  since 1997      managed by EVM or BMR.

Paul M. O'Neil                Chief Compliance    Since 2004      Vice President of EVM and BMR. Officer of 192 registered
7/11/53                            Officer                        investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Page served as Vice President of the Fund since 1998 and of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                  INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

        ADMINISTRATOR OF EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             DELOITTE & TOUCHE LLP
                              200 Berkeley Street
                             Boston, MA 02116-5022

                 EATON VANCE ADVISERS SENIOR FLOATING-RATE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund~s investment objective(s), risks, and charges and expenses. The Fund~s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.
-------------------------------------------------------------------------------

166-1/06                                                               A-SFRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended November 30, 2004, and November 30, 2005 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                      11/30/04                11/30/05
------------------------------------------------------------------------------

Audit Fees                            $10,740                 $10,840

Audit-Related Fees(1)                 $0                      $0

Tax Fees(2)                           $5,300                  $5,565

All Other Fees(3)                     $0                      $0
                                      ----------------------------------------

Total                                 $16,040                 $16,405
                                      ========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

Each of the fiscal years ended November 30, 2004 and November 30, 2005 $35,000 was billed by the registrant's principal accountant, Deloitte & Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                 11/30/04               11/30/05
-------------------------------------------------------------------------------

Registrant                          $5,300                 $5,565

Eaton Vance (1)                     $334,713               $179,500

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MAXIMUM NUMBER (OR
                                                                                                          APPROXIMATE DOLLAR
                                                                              TOTAL NUMBER OF SHARES     VALUE) OF SHARES THAT
                                                                               PURCHASED AS PART OF      MAY YET BE PURCHASED
                            TOTAL NUMBER OF SHARES   AVERAGE PRICE PAID PER     PUBLICLY ANNOUNCED        UNDER THE PLANS OR
          PERIOD                   PURCHASED                  SHARE             PLANS OR PROGRAMS              PROGRAMS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
December 1, 2004 to         None
December 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
January 1, 2005 to          595,473                  $9.39                    595,473                  0
January 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
February 1, 2005 to         None
February 29, 2005
-------------------------------------------------------------------------------------------------------------------------------
March 1, 2005 to            None
March 1, 2005
-------------------------------------------------------------------------------------------------------------------------------
April 1, 2005 to            1,638,694                $9.39                    1,638,694                0
April 30, 2005
-------------------------------------------------------------------------------------------------------------------------------
May 1, 2005 to              None
May 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
June 1, 2005 to             None
June 1, 2005
-------------------------------------------------------------------------------------------------------------------------------
July 1, 2005 to             971,418                  $9.38                    971,418                  0
July 1, 2005
-------------------------------------------------------------------------------------------------------------------------------
August 1, 2005 to           None
August 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
September 1, 2005 to        None
September 30, 2005
-------------------------------------------------------------------------------------------------------------------------------
October 1, 2005 to          1,483,280                $9.40                    1,483,280                0
October 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
November 1, 2005 to         None
November 30, 2005
-------------------------------------------------------------------------------------------------------------------------------

1. Pursuant to procedures (the "Procedures") adopted by the registrant under Rule 23c-3 of the Investment Company Act of
   1940, as amended, the registrant announced four repurchase offers on January 3, 2005, March 15, 2005, July 1, 2005 and
   October 3, 2005.
2. The registrant's Board of Trustees has authorized the repurchase of at least 5% and no more than 25% of the outstanding shares of the registrant through each repurchase of the registrant's shares plus, if necessary, up to 2% of the net asset value of Senior Debt Portfolio, the investment company in which the Fund invests.
3. The expiration date of the repurchase offers during the period were January 24, 2005, April 5, 2005, July 22, 2005 and
   October 24, 2005.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND
(II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Advisers Senior Floating Rate Fund

By:   /s/ Scott H. Page
          --------------------------
          Scott H. Page
          President

Date:     January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Dan A. Maalouly
          --------------------------
          Dan A. Maalouly
          Treasurer

Date:     January 18, 2006


By:   /s/ Scott H. Page
          --------------------------
          Scott H. Page
          President

Date:     January 18, 2006